[LOGO]  ASTRA

        ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS ANNUAL REPORT

                                                             December 20, 1995

Dear Shareholder:

The performance of the Trusts during the past fiscal year was influenced by many factors. In late November 1994, long term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite an increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the past six months, economic data has indeed displayed a slowing economy and few inflationary pressures, prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, the California real estate market failed to show signs of improvement. As the investment prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher yields than U.S. Government securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. The Trusts were hampered by credit and default risk on a number of subordinated mortgage securities in the portfolio primarily backed by Southern California real estate.

During the second calendar quarter of 1995, a new management team was assembled led by a new Chief Executive Officer and Chief Financial Officer. The Investment Committee completed an exhaustive review of all subordinated mortgage securities held in the portfolio. Upon identifying those particular securities which the Investment Committee believed might cause additional credit and or default problems in the future, the Investment Committee has implemented a liquidation process designed to maximize retention of shareholder value. On October 31, 1995, the portfolio held securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities totaling 90 percent.

Looking forward into 1996, if credit fundamentals for the remaining subordinated mortgages held in the portfolio improve or remain stable, U.S. interest rates decline or remain stable, and the overall environment for Agency adjustable-rate mortgage securities improves, this can contribute to a general positive backdrop for the Trusts.

Sincerely,

Astra Management Corporation

---------------

Astra Adjustable U.S. Government Securities Trusts invest all investable assets in the Astra Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable-rate mortgage (ARM) securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Mortgage Securities"). The Portfolio invests the remainder of its assets generally in mortgage securities that are issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages ("Multi-Class Residential Mortgage Securities"). The portion of assets invested in Subordinated Residential Mortgage Securities may entail greater risk than the portion invested in senior Mortgage Securities or U.S. Government Mortgage Securities.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         MANAGEMENT DISCUSSION AND ANALYSIS
--------------------

GENERAL ECONOMIC AND MARKET ENVIRONMENT

The performance of the Trusts during the past fiscal year was influenced by many factors. The Trusts' fiscal year began in the midst of the Federal Reserve's attempt to dampen inflationary pressures by slowing the economy through persistent increases in the Fed Funds rate. As a result, both short-term and long-term interest rates rose. However, beginning in late November 1994, long-term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite another Federal Reserve increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the past six months economic data has indeed displayed a slowing U.S. economy with little inflationary pressures prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, the California real estate market failed to show signs of improvement. Despite improvements in housing starts and housing completions in the Western United States, a favorable interest rate environment, and little or no inflation, Southern California real estate prices continued to decline for most of 1995.

ADJUSTABLE RATE MORTGAGE (ARM) MARKET

The market for adjustable rate mortgage securities was very bearish for the first part of the fiscal year due to primary dealers' relatively large inventory positions, net redemptions on adjustable rate mortgage funds, and investors reaction to increased volatility and poor performance of ARMs in a rising interest rate environment. Most adjustable rate mortgage funds became net sellers during the first half of the fiscal year, thus, the markets became saturated with high quality ARM securities at attractive prices.

In the second half of the fiscal year, adjustable rate mortgage securities, in general, stabilized from the effects of the Federal Reserve's increasing interest rates during 1994 and the beginning of 1995. This had the desirable effect of reducing the interest rate risk associated with adjustable rate mortgage securities.

The credit risks associated with subordinated mortgage backed securities, however, did not decrease. The recession was much deeper in California than expected. This resulted in greater than expected default frequencies and severities. A default generally requires a combination of loss of income and loss of property equity. California job losses and declining real estate values continued from late 1989 through mid 1994. The effects of this combination, however, continued through October 31, 1995. Delinquency rates on Adjustable Rate Mortgages, as reported by the Mortgage Bankers Association, continued to increase throughout 1995. The increased defaults at many lending institutions created a work-out bottleneck that increased the time it took to liquidate a mortgage. This lengthening increased the costs associated with the foreclosure process which in turn results in higher future default severities.

ANALYSIS OF THE ASTRA ADJUSTABLE RATE SECURITIES TRUSTS

As the prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher historical yields than U.S. Government securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. Consequently, performance was significantly hampered by credit and default risk on a number of subordinated mortgage securities primarily backed by real estate located in Southern California.

Given the previously described scenarios in both the U.S. fixed income and subordinated mortgage markets, the major focus was to cautiously decrease exposure in subordinated mortgage securities with the potential for increases in defaults and delinquencies and selectively add U.S. Government Agency adjustable rate mortgages. The Investment Committee completed an exhaustive review of all subordinated mortgage securities held in the portfolio. Upon identifying those particular securities which the Investment Committee believed might cause additional credit and or default problems in the future, the Investment Committee has implemented a liquidation process designed to maximize retention of shareholder value.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust I Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                          1 Year    Since Inception**
                          -11.78%         .34%

                                                             Inception  10/31/91  01/01/92  10/31/92  10/31/93  10/31/94  10/31/95
                                                             ---------  --------  --------  --------  --------  --------  --------
Adjustable U.S. Government Securities Trust I                  $10,000   $10,601   $10,772   $11,294   $11,786   $11,028   $10,159
Lehman Brothers ARM Index*                                           0         0    10,772    11,191    11,932    11,962    13,180
Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index   10,000    10,683    10,930    11,496    12,088    12,227    13,307


               Inception date of the Trust was February 21, 1991

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * The Lehman Brothers ARM Index commenced on January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index on its commencement date is equal to the value of the hypothetical Trust I account on such date. All securities in the ARM Index are government agency guaranteed.

** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust I-A Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that the Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                          1 Year    Since Inception**
                         -12.10%        -2.54%

                                                               Inception   10/31/92   10/31/93   10/31/94   10/31/95
                                                               ---------   --------   --------   --------   --------
Adjustable U.S. Government Securities Trust I-A                  $10,000    $10,279    $10,732    $10,005    $ 9,149
Lehman Brothers ARM Index*                                        10,000     10,297     10,980     11,007     12,127
Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index     10,000     10,386     10,921     11,047     12,023

                  Inception date of the Trust was May 19, 1992

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 *   All securities in the ARM Index are government agency guaranteed.

** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust II underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that the Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, onecannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1994

                          1 Year    Since Inception**
                         -10.50%        -1.56%

                                                                10/01/92   10/31/92   10/31/93   10/31/94   10/31/95
                                                                --------   --------   --------   --------   --------
Adjustable U.S. Government Securities Trust II                   $ 9,810    $10,338    $10,870    $10,191    $ 9,403
Lehman Brothers ARM Index*                                        10,000     10,389     11,077     11,104     12,235
Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index     10,000     10,518     11,059     11,187     12,175

               Inception date of the Trust was November 27, 1991*

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * The Lehman Brothers ARM Index commenced January 1, 1992, six weeks after commencement of the Trust. Accordingly, the first six weeks of Trust performance is not shown above and the hypothetical comparison commence on January 1, 1992. All securities in the ARM Index are government agency guaranteed.

** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

     Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust III Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that the Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                           1 Year    Since Inception**
                           -12.15%        -1.90%

                                                                  1/1/92   10/31/92   10/31/93   10/31/94   10/31/95
                                                                 -------   --------   --------   --------   --------
Adjustable U.S. Government Securities Trust III                  $ 9,584    $10,122    $10,661    $10,031    $ 9,275
Lehman Brothers ARM Index*                                        10,000     10,389     11,077     11,104     12,235
Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index     10,000     10,518     11,059     11,187     12,175

                  Inception date of the Trust was May 19, 1992

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * The Lehman Brothers ARM Index commenced on January 1, 1992, six weeks after commencement of the Trust. Accordingly, the first six weeks of Trust performance is not shown above and the hypothetical comparison commences on January 1, 1992. All securities in the ARM Index are government agency guaranteed.

** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $50,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust IV Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that the Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one can not invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                           1 Year    Since Inception**
                           -8.75%         -5.47%

                                                               Inception   10/31/93   10/31/94   10/31/95
                                                               ---------   --------   --------   --------
Adjustable U.S. Government Securities Trust IV                   $50,000    $51,002    $47,650    $43,482
Lehman Brothers ARM Index*                                        50,000     51,210     51,336     56,563
Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index     50,000     50,931     51,519     56,068

                   Inception date of the Trust was May 7, 1993

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * All securities in the Lehman Brothers ARM Index are government agency guaranteed.

** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     TABLE OF CONTENTS
------------
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
Statement of Assets and Liabilities ...............................   11
Statement of Operations ...........................................   11
Statement of Changes in Net Assets ................................   12
Financial Highlights ..............................................   13

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
Statement of Assets and Liabilities ...............................   14
Statement of Operations ...........................................   14
Statement of Changes in Net Assets ................................   15
Financial Highlights ..............................................   16

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
Statement of Assets and Liabilities ...............................   17
Statement of Operations ...........................................   17
Statement of Changes in Net Assets ................................   18
Financial Highlights ..............................................   19

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
Statement of Assets and Liabilities ...............................   20
Statement of Operations ...........................................   20
Statement of Changes in Net Assets ................................   21
Financial Highlights ..............................................   22

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
Statement of Assets and Liabilities ...............................   23
Statement of Operations ...........................................   23
Statement of Changes in Net Assets ................................   24
Financial Highlights ..............................................   25

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
Notes to Financial Statements .....................................   26
Report of Independent Certified Public Accountants ................   31

ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
Portfolio of Investments ..........................................   32
Statement of Assets and Liabilities ...............................   34
Statement of Operations ...........................................   34
Statement of Changes in Net Assets ................................   35
Financial Highlights ..............................................   36
Notes to Financial Statements .....................................   37
Report of Independent Certified Public Accountants ................   40

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $116,709,496) (Notes 1, 2A and 3) ......  $ 95,249,562
 Dividends receivable from Portfolio .........................................................       407,450
 Deferred organization expense (net of accumulated amortization of $310,123) (Note 2D) .......        17,099
 Prepaid expenses ............................................................................        79,548
 Other assets ................................................................................        46,082
                                                                                                ------------
   Total Assets ..............................................................................    95,799,741
                                                                                                ------------
LIABILITIES:
 Payable for capital stock redeemed ..........................................................       679,211
 Accrued expenses ............................................................................       206,656
                                                                                                ------------
   Total Liabilities .........................................................................       885,867
                                                                                                ------------
NET ASSETS ...................................................................................  $ 94,913,874
                                                                                                ============
Net asset value per share ($94,913,874 / 17,008,720 shares) (Note 6) .........................         $5.58
                                                                                                ============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital .............................................................................  $173,549,470
 Accumulated net realized loss on investments ................................................   (57,175,662)
 Net unrealized depreciation of investments ..................................................   (21,459,934)
                                                                                                ------------
   Net Assets ................................................................................  $ 94,913,874
                                                                                                ============

----------

* Investments of Astra Adjustable U.S. Government Securities Trust I consist entirely of 1,213,318 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $116,709,496. See Notes 1 and 2A.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ...................................................................  $  9,371,660
                                                                                                ------------
 EXPENSES:
  Distribution expenses (Note 4A) ............................................................     1,607,046
  Shareholder servicing costs ................................................................       324,532
  Administrative servicing costs (Note 5) ....................................................       160,705
  Professional fees ..........................................................................       116,798
  Amortization of organization expense (Note 2D) .............................................        66,496
  Trustees' fees .............................................................................        44,084
  Reports to shareholders ....................................................................        43,241
  Miscellaneous expense ......................................................................        42,753
  Insurance expense ..........................................................................        40,511
  Registration fees ..........................................................................        33,379
  Recordkeeping fees .........................................................................         8,975
                                                                                                ------------
   Total expenses ............................................................................     2,488,520
                                                                                                ------------
     Net investment income ...................................................................     6,883,140
                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments ............................................................   (40,720,703)
 Net change in unrealized depreciation of investments ........................................    13,232,526
                                                                                                ------------
   Net loss on investments ...................................................................   (27,488,177)
                                                                                                ------------
     Net decrease in net assets resulting from operations ....................................  $(20,605,037)
                                                                                                ============

                    See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                                 1995              1994
                                                                            ------------       ------------
OPERATIONS:
Net investment income ..................................................... $  6,883,140       $ 19,293,800
Net realized loss on investments ..........................................  (40,720,703)       (15,425,860)
Net change in unrealized depreciation of investments ......................   13,232,526        (30,639,354)
                                                                            ------------       ------------
Net decrease in net assets resulting from operations ......................  (20,605,037)       (26,771,414)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.254 and $0.321
 per share, respectively) .................................................   (7,287,333)       (23,049,272)
Distributions from paid-in capital ($0.037 and $0.014 per share,
 respectively) ............................................................   (1,050,656)        (1,014,546)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from the net change in
 the number of outstanding shares (a) ..................................... (185,528,148)      (315,589,968)
                                                                            ------------       ------------
  Total decrease in net assets ............................................ (214,471,174)      (366,425,200)
Net assets at the beginning of the period .................................  309,385,048        675,810,248
                                                                            ------------       ------------
NET ASSETS at end of period ............................................... $ 94,913,874       $309,385,048
                                                                            ============       ============

----------

(a) A summary of capital share transactions is as follows:

                                                       Year Ended                          Year Ended
                                                    October 31, 1995                    October 31, 1994
                                               -----------------------------      -----------------------------
                                                 Shares            Value             Shares           Value
                                               -----------     -------------      -----------     -------------
Shares sold .................................      168,878     $     965,700          181,826     $   1,265,910
Shares issued in reinvestment of
 distributions to shareholders ..............      755,068         4,387,623        1,984,454        13,634,888
Shares repurchased ..........................  (32,491,157)     (190,881,471)     (48,086,353)     (330,490,766)
                                               -----------     -------------      -----------     -------------
 Net decrease ...............................  (31,567,211)    $(185,528,148)     (45,920,073)    $(315,589,968)
                                               ===========     =============      ===========     =============

                    See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                                           February 21,
                                                            Year Ended October 31,                          1991* to
                                           ---------------------------------------------------------       October 31,
                                             1995           1994              1993            1992            1991
                                           -------         -------           -------         -------        -------
PER SHARE OPERATING
 PERFORMANCE
 Net asset value, beginning
  of period .............................  $ 6.370         $ 7.150           $ 7.290         $ 7.370        $ 7.350
                                           -------         -------           -------         -------        -------
Income (loss) from invest-
 ment operations--
 Net investment income ..................    0.246(c)        0.270             0.364           0.850          0.400
 Net realized and unreal-
  ized gain (loss) on
  investments ...........................   (0.745)(c)      (0.715)           (0.055)          0.007          0.030
                                           -------         -------           -------         -------        -------
   Total from investment
    operations ..........................   (0.499)         (0.445)            0.309           0.857          0.430
                                           -------         -------           -------         -------        -------
Less distributions--
 Distributions from net
  investment income .....................    0.254           0.321             0.418           0.850          0.400
 Distributions from paid-in
  capital ...............................    0.037           0.014             0.031           0.087          0.010
                                           -------         -------           -------         -------        -------
   Total distributions ..................    0.291           0.335             0.449           0.937          0.410
                                           -------         -------           -------         -------        -------
Net asset value, end of
 period .................................  $ 5.580         $ 6.370           $ 7.150         $ 7.290        $ 7.370
                                           =======         =======           =======         =======        =======
TOTAL RETURN (D) ........................    (8.28%)         (6.43%)            4.34%           6.55%          8.79%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) .........................  $94,914        $309,385          $675,810        $783,527       $385,195
Ratio to average net assets--
 Expenses ...............................     1.55%(b)        1.22%(b)          1.29%(b)        1.32%(b)       1.88%(a)
 Net investment income ..................     4.28%           3.92%             4.91%           6.57%          7.43%(a)
Portfolio turnover rate .................        3%              3%                3%              8%           107%

----------

  *  Commencement of operations.

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I.

(c)  Based upon average shares outstanding throughout the period.

(d)  Calculated without the deduction of sales charges.

                    See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IA
     STATEMENT OF ASSETS AND LIABILITIES
     APRIL 30, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $81,677,615) (Notes 1, 2A and 3) .......  $ 66,040,754
 Dividends receivable from Portfolio .........................................................       282,506
 Receivable for capital stock sold ...........................................................            93
 Deferred organization expense (net of accumulated amortization of $69,976) (Note 2D) ........        17,341
 Prepaid expenses ............................................................................        53,875
                                                                                                ------------
    Total Assets .............................................................................    66,394,569
                                                                                                ------------
LIABILITIES:
 Payable for capital stock redeemed ..........................................................       326,881
 Accrued expenses ............................................................................       187,064
                                                                                                ------------
    Total Liabilities ........................................................................       513,945
                                                                                                ------------
NET ASSETS ...................................................................................  $ 65,880,624
                                                                                                ============
 Net asset value per share ($65,880,624 / 11,754,025 shares) (Note 6) ........................         $5.60
                                                                                                ============
At October 31, 1995 the components of net assets were as follows:
  Paid-in capital ............................................................................  $113,887,999
  Accumulated net realized loss on investments ...............................................   (32,370,514)
  Net unrealized depreciation of investments .................................................   (15,636,861)
                                                                                                ------------
    Net Assets ...............................................................................  $ 65,880,624
                                                                                                ============

----------

* Investments of Astra Adjustable U.S. Government Securities Trust I-A consist entirely of 841,247 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $81,677,615. See Notes 1 and 2A.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ...................................................................  $  5,895,907
                                                                                                ------------
 EXPENSES:
  Distribution expenses (Note 4A) ............................................................     1,006,203
  Shareholder servicing costs                                                                        218,764
  Administrative servicing costs (Note 5) ....................................................       100,620
  Professional fees ..........................................................................        94,685
  Reports to shareholders ....................................................................        36,306
  Miscellaneous expense ......................................................................        34,276
  Registration fees ..........................................................................        27,158
  Trustees' fees .............................................................................        26,856
  Insurance expense ..........................................................................        26,421
  Amortization of organization expense (Note 2D) .............................................        17,462
  Recordkeeping fees .........................................................................         5,837
                                                                                                ------------
    Total expenses ...........................................................................     1,594,588
                                                                                                ------------
     Net investment income ...................................................................     4,301,319
                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized loss on investments ...........................................................   (22,801,404)
  Net change in unrealized depreciation of investments .......................................     6,044,252
                                                                                                ------------
    Net loss on investments ..................................................................   (16,757,152)
                                                                                                ------------
    Net decrease in net assets resulting from operations .....................................  $(12,455,833)
                                                                                                ============


                    See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IA
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                                 1995              1994
                                                                            ------------       ------------
OPERATIONS:
Net investment income ....................................................  $  4,301,319       $ 10,853,118
Net realized loss on investments .........................................   (22,801,404)        (9,530,624)
Net change in unrealized depreciation of investments .....................     6,044,252        (18,413,828)
                                                                            ------------       ------------
Net decrease in net assets resulting from operations .....................   (12,455,833)       (17,091,334)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.252 and $0.308
 per share, respectively) ................................................    (4,521,595)       (13,081,589)
Distributions from paid-in capital ($0.033 and $0.022 per share,
 respectively) ...........................................................      (590,146)          (918,418)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from the net change in
 the number of outstanding shares (a) ....................................  (104,061,756)      (160,310,266)
                                                                            ------------       ------------
Total decrease in net assets .............................................  (121,629,330)      (191,401,607)
Net assets at the beginning of the period ................................   187,509,954        378,911,561
                                                                            ------------       ------------
NET ASSETS at the end of the period ......................................  $ 65,880,624       $187,509,954
                                                                            ============       ============

----------

(a) A summary of capital share transactions is as follows:



                                                       Year Ended                          Year Ended
                                                    October 31, 1995                    October 31, 1994
                                               -----------------------------      -----------------------------
                                                 Shares            Value             Shares           Value
                                               -----------     -------------      -----------     -------------
Shares sold .................................      519,411     $   3,050,567        2,198,521     $  15,433,435
Shares issued in reinvestment of
 distributions to shareholders ..............      446,584         2,597,827        1,150,890         7,931,401
Shares repurchased ..........................  (18,589,063)     (190,710,150)     (26,755,225)     (183,675,102)
                                               -----------     -------------      -----------     -------------
 Net decrease ...............................  (17,623,068)    $(104,061,756)     (23,405,814)    $(160,310,266)
                                               ===========     =============      ===========     =============

                    See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                                                May 19, 1992
                                                                                                              (commencement of
                                                                Year Ended October 31,                         operations) to
                                                   --------------------------------------------------            October 31,
                                                    1995                 1994                  1993                 1992
                                                  -------               -------               -------              -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...........   $6.380               $ 7.180               $ 7.310              $ 7.340
                                                  -------               -------               -------              -------
Income (loss) from investment
 operations--
 Net investment income .........................    0.246(e)              0.256                 0.355                0.207
 Net realized and unrealized loss
  on investments ...............................   (0.741)(e)            (0.726)               (0.041)              (0.004)
                                                  -------               -------               -------              -------
   Total from investment
    operations .................................   (0.495)               (0.470)                0.314                0.203
                                                  -------               -------               -------              -------
 Less distributions--
 Distributions from net investment
  income .......................................    0.252                 0.308                 0.410                0.207
 Distributions from paid-in capital ............    0.033                 0.022                 0.034                0.026
                                                  -------               -------               -------              -------
   Total distributions .........................    0.285                 0.330                 0.444                0.233
                                                  -------               -------               -------              -------
Net asset value, end of period .................  $5.6000               $ 6.380               $ 7.180              $ 7.310
                                                  =======               =======               =======              =======
TOTAL RETURN (F) ...............................    (7.79)%               (6.77)%                4.53%                6.16%(a)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) ................................ $65,881              $187,510               $378,912             $220,256
Ratio to average net assets--
 Expenses ......................................    1.58%(b)              1.42%(b)               1.21%(b)             1.36%(a)(b)(c)
 Net investment income .........................    4.27%                 3.68%                  4.81%                5.59%(a)(d)
Portfolio turnover rate ........................       3%                    3%                     1%                   0%

----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.39%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 5.56%(a).

(e)  Based upon average shares outstanding throughout the period.

(f)  Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $6,005,693) (Notes 1, 2A and 3) .........  $ 5,143,932
 Dividends receivable from Portfolio ..........................................................       22,201
 Deferred organization expense (net of accumulated amortization of $72,165) (Note 2D) .........       20,270
 Prepaid expenses .............................................................................        4,406
                                                                                                 -----------
   Total Assets ...............................................................................    5,190,809
                                                                                                 -----------
LIABILITIES:
 Payable for capital stock redeemed ...........................................................       31,287
 Accrued expenses .............................................................................       25,949
                                                                                                 -----------
    Total Liabilities .........................................................................       57,236
                                                                                                 -----------
NET ASSET .....................................................................................  $ 5,133,573
                                                                                                 ===========
COMPUTATION OF OFFERING PRICE:
 Net asset value and redemption price per share ($5,133,573/904,298 shares) ...................  $      5.67
                                                                                                 ===========
 Offering price per share (100/97 of $5.67)(a) ................................................  $      5.85
                                                                                                 ===========
(a) On investments of $100,000 or more the offering price is reduced.
At October 1, 1995 the components of net assets were as follows:
 Paid-in capital ..............................................................................  $ 9,926,326
 Accumulated net realized loss on investments .................................................   (3,930,992)
 Net unrealized depreciation of investments ...................................................     (861,761)
                                                                                                 -----------
    Net Assets ................................................................................  $ 5,133,573
                                                                                                 ===========

----------

* Investments of Astra Adjustable U.S. Government Securities Trust II consist entirely of 42,880 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $6,005,693. See Notes 1 and 2A.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ....................................................................  $   438,243
                                                                                                 -----------
 EXPENSES:
  Registration fees ...........................................................................       23,354
  Shareholder servicing costs .................................................................       22,989
  Distribution expenses (Note 4B) .............................................................       18,750
  Amortization of organization expense (Note 2D) ..............................................       18,381
  Professional fees ...........................................................................       12,350
  Administrative servicing costs (Note 5) .....................................................        7,500
  Miscellaneous expense .......................................................................        6,900
  Trustees' fees ..............................................................................        2,230
  Reports to shareholders .....................................................................        2,222
  Insurance expense ...........................................................................        2,115
  Recordkeeping fees ..........................................................................          828
                                                                                                 -----------
    Total expenses ............................................................................      117,619
                                                                                                 -----------
     Net investment income ....................................................................      320,624
                                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ............................................................   (1,281,838)
  Net change in unrealized depreciation of investments ........................................      139,950
                                                                                                 -----------
    Net loss on investments ...................................................................   (1,141,888)
                                                                                                 -----------
     Net decrease in net assets resulting from operations .....................................  $  (821,264)
                                                                                                 ===========

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                                  1995                 1994
                                                                              ------------        ------------
OPERATIONS:
 Net investment income .....................................................  $    320,624        $  1,565,749
 Net realized loss on investments ..........................................    (1,281,838)         (2,322,304)
 Net change in unrealized depreciation of investments ......................       139,950            (457,646)
                                                                              ------------        ------------
 Net decrease in net assets resulting from operations ......................      (821,264)         (1,214,201)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($0.260 and $0.303
  per share, respectively) .................................................      (339,005)         (1,584,130)
 Distributions from paid-in capital ($0.042 and $0.030
  per share, respectively) .................................................       (55,052)           (157,003)

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change in
  the number of outstanding shares (a) .....................................    (6,009,841)        (84,573,630)
                                                                              ------------        ------------
    Total decrease in net assets ...........................................    (7,225,162)        (87,528,964)
Net assets at the beginning of period ......................................    12,358,735          99,887,699
                                                                              ------------        ------------
NET ASSETS at the end of period ............................................  $  5,133,573        $ 12,358,735
                                                                              ============        ============

----------

(a) A summary of capital share transactions is as follows:


                                                         Year Ended                         Year Ended
                                                      October 31, 1995                   October 31, 1994
                                                 ---------------------------       ----------------------------
                                                   Shares           Value            Shares            Value
                                                 ----------     ------------       -----------    -------------
Shares sold ...................................      68,732     $    404,493           565,002    $   4,057,487
Shares issued in reinvestment of
 distributions to shareholders ................      45,988          270,443           176,909        1,247,716
Shares repurchased ............................  (1,119,210)      (6,684,777)      (12,624,628)     (89,878,833)
                                                 ----------     ------------       -----------    -------------
  Net decrease ................................  (1,004,490)    $ (6,009,841)      (11,882,717)   $ (84,573,630)
                                                 ==========     ============       ===========    =============

                    See Notes to Trusts' Financial Statements
18

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                          November 27, 1991
                                                                                          (commencement of
                                                    Year Ended October 31,                 operations) to
                                            ---------------------------------------         October 31,
                                             1995            1994             1993              1992
                                            -------         -------         -------           -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...... $ 6.470         $ 7.240         $ 7.320          $  7.350
                                            -------         -------         -------           -------
Income (loss) from investment
 operations--
 Net investment income ....................   0.251(e)        0.293           0.410             0.505
 Net realized and unrealized loss
  on investments ..........................  (0.749)(e)      (0.730)         (0.044)           (0.033)
                                            -------         -------         -------           -------
   Total from investment
    operations ............................  (0.498)         (0.437)          0.366             0.472
                                            -------         -------         -------           -------
 Less distributions--
 Distributions from net investment
  income ..................................   0.260           0.303           0.415             0.502
 Distributions from realized gains
  on investments ..........................    --              --             0.003              --
                                            -------         -------         -------           -------
 Distributions from paid-in capital .......   0.042           0.030           0.028              --
                                            -------         -------         -------           -------
   Total distributions ....................   0.302           0.333           0.446             0.502
                                            -------         -------         -------           -------
Net asset value, end of period ............ $ 5.670         $ 6.470         $ 7.240           $ 7.320
                                            =======         =======         =======           =======

TOTAL RETURN (F) ..........................   (7.74)%         (6.25)%          5.12%             7.13%(a)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) ...........................  $5,134         $12,359         $99,888           $88,901
Ratio to average net assets--
 Expenses .................................   1.57%(b)        0.76%(b)         0.51%(b)          0.57%(a)(b)(c)
 Net investment income ....................   4.27%           4.27%            5.57%             7.09%(a)(d)
Portfolio turnover rate ...................      7%             12%              79%               97%

----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust II.

(c) Ratio of expenses to average net assets prior to expense waivers was 0.59%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 7.07%(a).

(e)  Based upon average shares outstanding throughout the period.

(f)  Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $3,708,083) (Notes 1, 2A and 3) ........   $ 3,165,689
 Dividends receivable from Portfolio .........................................................        13,240
 Deferred organization expense (net of accumulated amortization of $47,729) (Note 2D) ........        34,543
 Prepaid expenses ............................................................................         2,450
                                                                                                 -----------
     Total Assets ............................................................................     3,215,922
                                                                                                 -----------
LIABILITIES:
 Accrued expenses ............................................................................        25,942
                                                                                                 -----------
NET ASSETS ...................................................................................   $ 3,189,980
                                                                                                 ===========
COMPUTATION OF OFFERING PRICE:
 Net asset value and redemption price per share ($3,189,980 / 560,530 shares) ................   $      5.69
                                                                                                 ===========
 Offering price per share (100/95 of $5.69) (a) ..............................................   $      5.99
                                                                                                 ===========
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital .............................................................................   $ 5,731,791
 Accumulated net realized loss on investments ................................................    (1,999,417)
 Net unrealized depreciation of investments ..................................................      (542,394)
                                                                                                 -----------
   Net Assets ................................................................................   $ 3,189,980
                                                                                                 ===========

----------

 * Investments of Astra Adjustable U.S. Government Securities Trust III consist entirely of 40,326 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $3,708,083. See Notes 1 and 2A.

(a)  On investments of $25,000 or more the offering price is reduced.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ...................................................................   $   260,617
                                                                                                 -----------
 EXPENSES:
  Registration fees ..........................................................................        19,592
  Amortization of organization expense (Note 2D) .............................................        12,154
  Professional fees ..........................................................................         7,833
  Shareholder servicing costs ................................................................         7,154
  Reports to shareholders ....................................................................         7,033
  Miscellaneous expense ......................................................................         6,568
  Administrative servicing costs (Note 5) ....................................................         4,487
  Trustees' fees .............................................................................         1,316
  Insurance expense ..........................................................................         1,053
  Recordkeeping fees .........................................................................           498
                                                                                                 -----------
    Total expenses ...........................................................................        67,688
                                                                                                 -----------
     Net investment income ...................................................................       192,929
                                                                                                 -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments ...........................................................      (647,101)
  Net increase in unrealized depreciation of investments .....................................       (22,854)
                                                                                                 -----------
    Net loss on investments ..................................................................      (669,955)
                                                                                                 -----------
     Net decrease in net assets resulting from operations ....................................   $  (477,026)
                                                                                                 ===========

                    See Notes to Trusts' Financial Statements
20

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                               1995               1994
                                                                           -----------         -----------
OPERATIONS:
Net investment income ...................................................  $   192,929         $   719,242
Net realized loss on investments ........................................     (647,101)           (984,136)
Net increase in unrealized depreciation of investments ..................      (22,854)           (310,967)
                                                                           -----------         -----------
Net decrease in net assets resulting from operations ....................     (477,026)           (575,861)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.263 and $0.310
 per share, respectively) ...............................................     (205,083)           (731,396)
Distributions from paid-in capital
 ($0.041 and $0.023 per share, respectively) ............................      (31,627)            (55,275)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from the net change
 in the number of outstanding shares(a) .................................   (2,597,123)        (37,190,083)
                                                                           -----------         -----------
  Total decrease in net assets ..........................................   (3,310,859)        (38,552,615)
Net assets at the beginning of the period ...............................    6,500,839          45,053,454
                                                                           -----------         -----------
NET ASSETS at the end of the period .....................................  $ 3,189,980         $ 6,500,839
                                                                           ===========         ===========

----------

(a) A summary of capital share transactions is as follows:


                                                       Year Ended                          Year Ended
                                                    October 31, 1995                    October 31, 1994
                                                  --------------------------        ---------------------------
                                                   Shares           Value             Shares           Value
                                                  --------       -----------        ----------     ------------
Shares sold                                         27,857       $   166,603           179,367     $  1,289,221
Shares issued in reinvestment of
 distributions to shareholders                      14,344            85,148            53,458          373,581
Shares repurchased                                (484,185)       (2,848,874)       (5,460,567)     (38,852,885)
                                                  --------       -----------        ----------     ------------
 Net decrease                                     (441,984)      $(2,597,123)       (5,227,742)    $(37,190,083)
                                                  ========       ===========        ==========     ============

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                                        November 27, 1991
                                                                                                        (commencement of
                                                               Year Ended October 31,                     operations) to
                                                ------------------------------------------------            October 31,
                                                 1995                1994                 1993                 1992
                                                -------             -------              -------              -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $ 6.480             $ 7.230              $ 7.310              $ 7.350
                                                -------             -------              -------              -------
Income (loss) from investment
 operations--
 Net investment income ......................     0.257(e)            0.294                0.416                0.514
 Net realized and unrealized loss
  on investments ............................    (0.743)(e)          (0.711)              (0.038)              (0.045)
                                                -------             -------              -------              -------
   Total from investment
    operations ..............................    (0.486)             (0.417)               0.378                0.469
                                                -------             -------              -------              -------
 Less distributions--
 Distributions from net investment
  income ....................................     0.263               0.310                0.423                0.509
 Distributions from realized gains
  on investments ............................      --                  --                  0.015                 --
 Distributions from paid-in capital .........     0.041               0.023                0.020                 --
                                                -------             -------              -------              -------
   Total distributions ......................     0.304               0.333                0.458                0.509
                                                -------             -------              -------              -------
Net asset value, end of period ..............   $ 5.690             $ 6.480              $ 7.230              $ 7.310
                                                =======             =======              =======              =======

TOTAL RETURN (F) ............................     (7.54)%             (5.97)%               5.30%                7.14%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) .............................   $ 3,190             $ 6,501              $45,053              $21,806
Ratio to average net assets--
 Expenses ...................................      1.51%(b)            0.62%(b)             0.30%(b)             0.34%(a)(b)(c)
 Net investment income ......................      4.30%               4.33%                5.61%                7.39%(a)(d)
Portfolio turnover rate .....................         6%                 11%                 103%                 199%

----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust III.

(c) Ratio of expenses to average net assets prior to expense waivers was 0.39%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 7.34%(a).

(e)  Based upon average shares outstanding throughout the period.

(f)  Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $3,562,675) (Notes 1, 2A and 3) ........   $ 2,944,374
 Dividends receivable from Portfolio .........................................................        13,042
 Deferred organization expense (net of accumulated amortization of $26,285) (Note 2D) ........        26,460
 Prepaid expenses ............................................................................         2,713
                                                                                                 -----------
   Total Assets ..............................................................................     2,986,589
                                                                                                 -----------
LIABILITIES:
 Payable for capital stock redeemed ..........................................................        85,410
 Accrued expenses ............................................................................        30,535
                                                                                                 -----------
   Total Liabilities .........................................................................       115,945
                                                                                                 -----------
NET ASSETS ...................................................................................   $ 2,870,644
                                                                                                 ===========
 Net asset value per share ($2,870,644/508,776 shares) (Note 6) ..............................   $      5.64
                                                                                                 ===========
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital .............................................................................   $ 7,427,790
 Accumulated net realized loss on investments ................................................    (3,938,845)
 Net unrealized depreciation of investments ..................................................      (618,301)
                                                                                                 -----------
   Net Assets ................................................................................   $ 2,870,644
                                                                                                 ===========

----------

* Investments of Astra Adjustable U.S. Government Securities Trust IV consist entirely of 37,506 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes was $3,542,675. See Notes 1 and 2A.



     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ...................................................................   $   316,759
                                                                                                 -----------
 EXPENSES:
  Distribution expenses (Note 4B) ............................................................        32,575
  Registration fees ..........................................................................        26,584
  Professional fees ..........................................................................        15,827
  Amortization of organization expense (Note 2D) .............................................        10,534
  Shareholder servicing costs ................................................................         9,162
  Miscellaneous expense ......................................................................         9,070
  Reports to shareholders ....................................................................         7,404
  Administrative servicing costs (Note 5) ....................................................         5,429
  Insurance expense ..........................................................................         2,040
  Trustees' fees .............................................................................         1,677
  Recordkeeping fees .........................................................................           340
                                                                                                 -----------
    Total expenses ...........................................................................       120,642
  Expenses waived (Note 5) ...................................................................        (1,738)
                                                                                                 -----------
     Net expenses ............................................................................       118,904
                                                                                                 -----------
      Net investment income ..................................................................       197,855
                                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ...........................................................    (1,626,315)
  Net change in unrealized depreciation of investments .......................................       691,045
                                                                                                 -----------
    Net loss on investments ..................................................................      (935,270)
                                                                                                 -----------
     Net decrease in net assets resulting from operations ....................................   $  (737,415)
                                                                                                 ===========

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                               1995               1994
                                                                           -----------         -----------
OPERATIONS:
Net investment income ..................................................   $   197,855         $ 1,783,356
Net realized loss on investments .......................................    (1,626,315)         (2,309,813)
Net change in unrealized depreciation of investments ...................       691,045          (1,034,185)
                                                                           -----------         -----------
Net decrease in net assets resulting from operations ...................      (737,415)         (1,560,642)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.218 and $0.302
 per share, respectively) ..............................................      (208,389)         (1,793,890)
Distributions from paid-in capital
 ($0.087 and $0.034 per share, respectively) ...........................       (82,655)           (199,771)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from the net change
 in the number of outstanding shares(a) ................................    (8,666,396)        (62,024,752)
                                                                           -----------         -----------
  Total decrease in net assets .........................................    (9,694,855)        (65,579,055)
Net assets at the beginning of the period ..............................    12,565,499          78,144,554
                                                                           -----------         -----------
NET ASSETS at the end of the period ....................................   $ 2,870,644         $12,565,499
                                                                           ===========         ===========

----------

(a) A summary of capital share transactions is as follows:


                                                       Year Ended                          Year Ended
                                                    October 31, 1995                    October 31, 1994
                                                ----------------------------        ---------------------------
                                                  Shares            Value             Shares           Value
                                                ----------       -----------        ----------     ------------
Shares sold ..................................      28,558       $   169,566         2,395,547     $ 17,353,149
Shares issued in reinvestment of
 distributions to shareholders ...............      30,623           181,378           188,589        1,341,193
Shares repurchased ...........................  (1,481,273)       (9,017,340)      (11,337,922)     (80,719,094)
                                                ----------       -----------        ----------     ------------
 Net decrease ................................  (1,422,092)      $(8,666,396)       (8,753,786)    $(62,024,752)
                                                ==========       ===========        ==========     ============

                   See Notes to Trusts' Financial Statements.

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                                         May 7, 1993
                                                                                                      (commencement  of
                                                                  Year Ended October 31,                operations) to
                                                            -------------------------------               October 31,
                                                              1995                   1994                    1993
                                                            -------                 -------                 -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .....................  $ 6.510                 $ 7.310                 $ 7.350
                                                            -------                 -------                 -------
Income (loss) from investment operations--
 Net investment income ...................................    0.211(e)                0.300                   0.171
 Net realized and unrealized loss on investments .........   (0.776)(e)              (0.764)                 (0.025)
                                                            -------                 -------                 -------
   Total from investment operations ......................   (0.565)                 (0.464)                  0.146
                                                            -------                 -------                 -------
Less distributions--
 Distributions from net investment income ................    0.218                   0.302                   0.172
 Distributions from paid-in capital ......................    0.087                   0.034                   0.014
                                                            -------                 -------                 -------
   Total distributions ...................................    0.305                   0.336                   0.186
                                                            -------                 -------                 -------
Net asset value, end of period ...........................  $ 5.640                 $ 6.510                 $ 7.310
                                                            =======                 =======                 =======
TOTAL RETURN (F) .........................................    (8.75)%                 (6.57)%                  4.11%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .................   $2,871                 $12,565                 $78,145
Ratio to average net assets--
 Expenses ................................................     2.19%(b)(c)             0.85%(b)(c)             0.45%(a)(b)(c)
 Net investment income ...................................     3.64%(d)                4.23%(d)                4.71%(a)(d)
Portfolio turnover rate ..................................        6%                     21%                      3%

----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 0.86%, 0.62%, 0.61%, respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.

(c) Ratio of expenses to average net assets prior to expense waivers were 2.22%, 1.06% and 0.76%(a), respectively.

(d) Ratio of net investment income to average net assets prior to expense waivers were 3.61%, 4.02% and 4.40%(a), respectively.

(e)  Based upon average shares outstanding throughout the period.

(f)  Calculated without the deduction of sales charges.

                    See Notes to Trusts' Financial Statements

        ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
        NOTES TO FINANCIAL STATEMENTS
        OCTOBER 31, 1995
----------------------

NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Strategic Investment Series (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at October 31, 1995 offered a single class of shares in ten series: Astra (formerly Pilgrim) Adjustable Rate Securities Trust I, I-A, II, III and IV (collectively, the "Astra Adjustable Rate Securities Trusts"), Astra (formerly Pilgrim) Adjustable U.S. Government Securities Trust I, I-A, II, III and IV (collectively, the "Astra Adjustable U.S. Government Securities Trusts" or the "Trusts"), all of which are non-diversified series.

The value of the Trusts' investment in shares of Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio (the "Portfolio"), a non-diversified series of Astra (formerly Pilgrim) Institutional Securities Trust ("AIST"), reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST, which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and paid or reinvested monthly. Dividends to Shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Prior to May 1, 1995 dividends to shareholders of the Trusts from net investment income were declared daily and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight-line basis over periods of five years from the date of commencement of operations.

NOTE 3--INVESTMENTS

At October 31, 1995 the Portfolio held subordinated residential and derivative mortgage securities which the Valuation Committee of the Board of Trustees of AIST has determined to be illiquid. These securities are valued at $7,007,359 (representing 4.1% of the Portfolio's net assets). The fair value of these securities is determined under procedures approved by the Board of Trustees of AIST in the absence of readily ascertainable market values.

For the year ended October 31, 1995 the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:

                              Purchases                  Sales
                              ----------             -----------
      Trust I ..........      $5,279,232             $195,464,209
      Trust I-A ........       3,186,340              111,185,139
      Trust II .........         559,914                6,762,708
      Trust III ........         287,175                2,930,885
      Trust IV .........         325,159                9,058,196

At October 31, 1995 the Trusts had capital loss carryforwards for federal income tax purposes as follows:

                              Capital loss            Expires
                              Carryforward          October 31,
                              ------------          -----------
         Trust I                $  534,000              1999
                                    14,000              2000
                                 7,926,000              2002
                                48,702,000              2003
                               -----------
                               $57,176,000
                               ===========


         Trust I-A             $ 4,253,000              2002
                                28,118,000              2003
                               -----------
                               $32,371,000
                               ===========

         Trust II              $ 2,284,000              2002
                                 1,647,000              2003
                               -----------
                               $ 3,931,000
                               ===========

         Trust III             $ 1,135,000              2002
                                   864,000              2003
                               -----------
                               $ 1,999,000
                               ===========

         Trust IV              $ 1,896,000              2002
                                 2,043,000              2003
                               -----------
                               $ 3,939,000
                               ===========

NOTE 4--DISTRIBUTION PLANS

A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby they will provide daily compensation to Astra Fund (formerly Pilgrim) Distributors Corp., the Trusts' principal underwriter (the "Principal Underwriter") in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% (4.50% prior to August 5, 1994) of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the year ended October 31,

     1995 the Principal Underwriter earned daily compensation of $1,205,284 from Trust I and $754,652 from Trust I-A. At October 31, 1995 Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $11,143,216 for Trust I and $9,485,628 for Trust I-A.

     On August 5, 1994 the shareholders of Trust I and Trust I-A approved changes to their respective distribution plans to provide a method by which a proportionate amount of Uncovered Distribution Charges will be transferred from the Trusts upon exchanges to other mutual funds for which Astra Fund Distributions Corp. serves as Principal Underwriter and which have substantially the same contingent deferred sales charge structure and distribution plan.

     Pursuant to the requirements of the Securities and Exchange Commission the daily compensation (sales commission) payments to the Principal Underwriter pursuant to the Distribution Plan must be reflected as operating expenses of Trust I and Trust I-A. For periods through December 31, 1994 these payments were treated as capital transactions and were not deducted for Federal income tax purposes.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the year ended October 31, 1995 the Principal Underwriter earned maintenance fees of $401,762 from Trust I and $251,551 from Trust 1-A.

B. TRUST II AND TRUST IV DISTRIBUTION PLANS. Trust II and Trust IV have adopted distribution plans pursuant to rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby Trust II may pay up to a maximum annual rate of 0.25% of its average daily net assets and Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust II and Trust IV. Pursuant to the Distribution Plans, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.25% of Trust II's daily net assets and 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust II's and Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to security dealers and others who have executed a distribution or service agreement with the Principal Underwriter. The Distribution Plans provide that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the Distribution of Trust II's and Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plans permit the Principal Underwriter to carryforward for a maximum of three years (without carrying charges) distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At October 31, 1995, the Principal Underwriter had incurred $1,199,108 of distribution expenses in excess of amounts currently reimbursable by Trust II and $669,256 of distribution expenses in excess of amounts currently reimbursable by Trust IV. During the year ended October 31, 1995, the Principal Underwriter received distribution expense reimbursements of $18,750 from Trust II and $32,575 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $8,283 and $7,673 for the salaries and related costs of certain of its employees involved in the sales of Trust II's and Trust IV's shares, respectively.

NOTE 5--INVESTMENT MANAGEMENT FEE AND
        OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.55% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.50% on net assets from $500 million to $1 billion and to 0.45% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trust's expenses, as described above, for any fiscal year do not exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of these expenses limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation paid or incurred by the Trusts or the Portfolio. During the year ended October 31, 1995, the Manager subsidized the expenses of Trust IV resulting in an expense waiver of $1,738.

The Trusts have retained Atlas Holdings (formerly Pilgrim) Group Inc. (the "Administrator") to provide administration for the Trusts pursuant to an administration agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust's average daily net assets.

During the year ended October 31, 1995 the Principal Underwriter received commissions of $-0- from the sale of shares of Trust II and $99 from the sale of shares of Trust III. The Principal Underwriter is an affiliate of the Administrator and the Manager.

Certain officers and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6--EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the year ended October 31, 1995 the Principal Underwriter received contingent deferred sales charges of $2,053,485 from redemptions of Trust I shares, $2,725,445 from redemptions of Trust I-A shares, and $209 from redemptions of Trust IV shares.

NOTE 7--LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of the Astra Adjustable U.S. Government Securities Trusts and the Astra Adjustable Rate Securities Trusts (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1993 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intents, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------

To the Shareholders of Astra Adjustable U.S. Government Securities
Trust I, I-A, II, III and IV, and the Trustees of Astra Strategic Investment Series
San Diego, California

We have audited the statements of assets and liabilities of Astra (formerly Pilgrim) Adjustable U.S. Government Securities Trust I, I-A, II, III and IV (each a series of shares of beneficial interest of Astra (formerly Pilgrim) Strategic Investment Series), as of October 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets for the each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Adjustable U.S. Government Securities Trust I, I-A, II, III and IV as of October 31, 1995, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

As discussed in Note 7 to the accompanying financial statements Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III, and IV have been named as defendants in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.

                                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995

       ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1995
----------------------

                                                                                                             Market
Principal                                                                   Interest                          Value
 Amount                                                                       Rate*      Maturity           (Note 2A)
---------                                                                   --------     --------        -------------
                  ADJUSTABLE RATE MORTGAGE SECURITIES: 85.5%
                  U.S. GOVERNMENT AGENCIES: 81.3%
$ 5,186,964       Federal Home Loan Mtge. Corp., Pool 775487 ..........      6.133%       09/01/18        $  5,164,271
  5,618,142       Federal National Mtge. Assoc., Pool 60680 ...........      6.429%       02/01/28           5,628,676
  4,895,959       Federal National Mtge. Assoc., Pool 65579 ...........      6.391%       07/01/28           4,905,139
  9,096,717       Federal National Mtge. Assoc., Pool 70229 ...........      7.765%       05/01/19           9,386,675
  3,582,331       Federal National Mtge. Assoc., Pool 220328 ..........      7.877%       03/01/17           3,707,712
  2,374,071       Federal National Mtge. Assoc., Pool 292846 ..........      6.570%       09/01/24           2,423,037
  3,989,012       Federal National Mtge. Assoc., Pool 303503 ..........      6.690%       11/01/01           4,032,652
  8,562,146       Government National Mtge. Assoc., Pool 8157 .........      6.500%       03/20/23           8,669,173
  8,616,212       Government National Mtge. Assoc., Pool 8288 .........      6.500%       09/20/23           8,740,070
  4,973,171       Government National Mtge. Assoc., Pool 8660 .........      6.500%       07/20/25           5,032,228
 26,511,960       Government National Mtge. Assoc., Pool 8717 .........      6.000%       10/25/25          26,561,670
  9,800,000       Government National Mtge. Assoc., Pool 8720. ........      6.500%       10/25/25           9,916,375
  5,000,000       Government National Mtge. Assoc., Pool 8722 .........      7.000%       10/01/25           5,109,375
 35,500,000       Government National Mtge. Assoc., November TBA ......      6.500%          TBA            35,921,563
  5,000,000       Government National Mtge. Assoc., November TBA ......      7.000%          TBA             5,109,375
                                                                                                          ------------
                    Total U.S. Government Agencies ....................                                    140,307,991
                                                                                                          ------------
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 4.2%
 11,675,216 (R)(I)Coast Federal Savings Bank 1991-1 ...................      2.424%       06/01/20           1,364,833
  5,193,709 (R)   Coast Federal Savings Bank 1991-2, Class B-1 ........      3.090%       11/25/21              57,707
 15,987,737 (R)   Paine Webber Acceptance Corp 1991-1, Class B ........      1.502%       02/21/21             143,138
 19,138,236 (R)(I)Ryland Mortgage Securities Corp. 1993-6A, Class C-1 .      7.490%       12/29/31           5,642,526
                                                                                                          ------------
                    Total Subordinated Residential Mortgage
                     Securities                                                                              7,208,204
                                                                                                          ------------
                    Total Adjustable Rate Mortgage Securities                                              147,516,195
                                                                                                          ------------
                  FIXED RATE MORTGAGE SECURITIES: 7.0%
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 7.0%
  7,968,857 (R)   Citibank NA Multifamily 1992-1, Class B .............      8.625%       04/20/00           4,781,314
  1,687,100 (R)   DLJ Mortgage Acceptance Corp 1992-1, Class B ........      7.925%       08/01/21           1,555,391
  7,764,997 (R)   USGI Capital Markets Group Inc, Multi Family
                   1992-1 .............................................      8.500%       09/30/07           5,711,341
                                                                                                          ------------
                    Total Fixed Rate Mortgage Securities ..............                                     12,048,046
                                                                                                          ------------

                                                                                                             Market
Principal                                                                   Interest                          Value
 Amount                                                                       Rate*      Maturity           (Note 2A)
---------                                                                   --------     --------        -------------
                   SHORT-TERM SECURITIES: 17.6%
                   U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 17.6%
$20,515,000       Federal Home Loan Mtge. Corp. ..........................   5.850%       11/01/95         $20,515,000
 10,000,000       Federal Home Loan Mtge. Corp. ..........................   5.640%       11/20/95           9,970,233
                                                                                                          ------------
                       Total Short-Term Investments                                                         30,485,233
                                                                                                          ------------
                       Total Investments in Securities
                        (Cost $232,605,884) ..............................                  110.1%         190,049,474
                       Liabilities in Excess of Other Assets--Net ........                  (10.1)%        (17,457,013)
                                                                                            -----         ------------
                       Total Net Assets ..................................                  100.0%        $172,592,461
                                                                                            =====         ============
-------------

(R)  Restricted securities (See Note 3).

(I)  Illiquid securities (See Note 3).

* Rates shown are as of October 31, 1995. Interest rates on adjustable rate mortgage securities reset periodically.

** Cost for Federal income tax purposes is $232,605,884 and net unrealized depreciation consists of:

       Gross Unrealized Appreciation .....................    $   361,145
       Gross Unrealized Depreciation .....................    (42,917,555)
                                                             ------------
       Net Unrealized Depreciation .......................   ($42,556,410)
                                                             ============


                        See Notes to Financial Statements


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
----------------------
ASSETS:
 Investments in securities at value (identified cost $232,605,884) (Notes 2A and 3) .     $ 190,049,474
 Cash ...............................................................................           175,828
 Receivables:
  Interest ..........................................................................         1,356,873
  Principal repayments ..............................................................            32,932
  Securities sold ...................................................................        28,122,324
 Deferred organization expense (net of accumulated amortization of $67,107) (Note 2E)            16,096
 Other assets .......................................................................            19,526
                                                                                          -------------
    Total Assets ....................................................................       219,773,053
                                                                                          -------------
LIABILITIES:
 Payable for securities purchased ...................................................        46,209,665
 Accrued expenses ...................................................................           232,277
 Distributions payable to Trusts ....................................................           738,650
                                                                                          -------------
    Total Liabilities ...............................................................        47,180,592
NET ASSETS ..........................................................................     $ 172,592,461
                                                                                          =============
Net asset value per share ($172,592,461 / 2,198,563 shares) .........................     $       78.50
                                                                                          =============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ....................................................................     $ 310,164,972
 Accumulated net realized loss on investments .......................................       (95,030,989)
 Undistributed net investment income ................................................            14,888
 Net unrealized depreciation of investments .........................................       (42,556,410)
                                                                                          -------------
  Net Assets ........................................................................     $ 172,592,461
                                                                                          =============

     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
----------------------

INVESTMENT INCOME:
 INCOME:
  Interest ..........................................................................     $  22,554,011
                                                                                          -------------
 EXPENSES:
  Investment management fee (Note 4) ................................................         1,550,152
  Recordkeeping fees ................................................................           512,856
  Professional fees .................................................................           228,225
  Custody fees ......................................................................            51,260
  Miscellaneous .....................................................................            45,928
  Amortization of organization expense (Note 2E) ....................................            15,783
  Trustees' fees ....................................................................             7,349
  Shareholder servicing costs .......................................................             6,947
                                                                                          -------------
    Total expenses ..................................................................         2,418,500
                                                                                          -------------
     Net investment income ..........................................................        20,135,511
                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ..................................................       (62,035,769)
  Net change in unrealized depreciation of investments ..............................        10,936,142
                                                                                          -------------
   Net loss on investments ..........................................................       (51,099,627)
                                                                                          -------------
    Net decrease in net assets resulting from operations ............................     $ (30,964,116)
                                                                                          =============

                       See Notes to Financial Statements


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
----------------------
                                                                                 1995                 1994
                                                                              ------------       -------------
OPERATIONS:
 Net investment income .....................................................  $ 20,135,511       $  55,439,118
 Net realized loss on investments ..........................................   (62,035,769)        (36,149,068)
 Net change in unrealized depreciation of investments ......................    10,936,142         (55,270,698)
                                                                              ------------       -------------
 Net decrease in net assets resulting from operations ......................   (30,964,116)        (35,980,648)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($4.828 and $4.786
  per share, respectively) .................................................   (16,286,136)        (45,148,450)

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change in
  the number of outstanding shares (a) .....................................  (315,510,221)       (677,765,844)
                                                                              ------------       -------------
    Total decrease in net assets ...........................................  (362,760,473)       (758,894,942)
Net assets at the beginning of period ......................................   535,352,934       1,294,247,876
                                                                              ------------       -------------
NET ASSETS at the end of period (including undistributed
 net investment income of $14,888 and $-0-, respectively) ..................  $172,592,461       $ 535,352,934
                                                                              ============       =============
----------

(a) A summary of capital share transactions is as follows:

                                                        Year Ended                         Year Ended
                                                      October 31, 1995                   October 31, 1994
                                                 ---------------------------        ---------------------------
                                                   Shares           Value            Shares            Value
                                                 ----------    -------------        ----------    -------------
Shares sold ...................................      12,991    $   1,294,478           155,249    $  15,049,299
Shares issued in payment of
 distributions to shareholders ................     105,611        8,569,781           257,920       24,531,711
                                                 ----------    -------------        ----------    -------------
Shares repurchased ............................  (3,958,690)    (325,374,480)       (7,526,415)    (717,346,854)
                                                 ----------    -------------        ----------    -------------
  Net decrease ................................  (3,840,088)   $(315,510,221)       (7,113,246)   $(677,765,844)
                                                 ==========    =============        ==========    =============

                        See Notes to Financial Statements
35


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------
                                                                                                       November 27, 1991
                                                                                                       (commencement of
                                                                Year Ended October 31,                  operations) to
                                                     -------------------------------------------         October 31,
                                                       1995           1994                 1993             1992
                                                     -------        --------              -------          --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............   $88.650        $ 98.410              $99.600          $100.000
                                                     -------        --------              -------          --------
Income (loss) from investment
 operations--
 Net investment income ...........................     5.750(b)        5.890                6.040             7.539
 Net realized and unrealized loss
  on investments .................................   (11.072)(b)     (10.864)              (0.601)           (0.419)
                                                     -------        --------              -------          --------
   Total from investment
    operations ...................................    (5.322)         (4.974)               5.439             7.120
                                                     -------        --------              -------          --------
 Less distributions--

Distributions from net investment
  income .........................................     4.828           4.786                6.061             7.520
 Distributions from paid-in capital                     --              --                  0.568
                                                     -------        --------              -------          --------
   Total distributions ...........................     4.828           4.786                6.629             7.520
                                                     -------        --------              -------          --------
Net asset value, end of period ...................   $78.500        $ 88.650              $98.410          $ 99.600
                                                     =======        ========              =======          ========
TOTAL RETURN .....................................     (6.00)%         (5.25)%               5.62%             7.80%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) ..................................  $172,592        $535,353           $1,294,248        $1,111,565
Ratio to average net assets--
 Expenses ........................................      0.86%           0.62%                0.61%             0.64%(a)
 Net investment income ...........................      7.14%           6.17%                6.66%             7.09%(a)
Portfolio turnover rate ..........................       108%             83%                  87%              152%

----------

(a)  Annualized.
(b)  Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements.

        ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
        OCTOBER 31, 1995
------------------

NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio (the "Portfolio") and Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio. The Portfolio was structured to serve as the investment vehicle for five affiliated open-end management investment companies: Astra (formerly Pilgrim) Adjustable U.S. Government Securities Trust I, I-A, II, III and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objective as that of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and will be amortized on a straight-line basis over a period of five years.

NOTE 3--INVESTMENTS

For the year ended October 31, 1995, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $279,816,300 and $517,132,104, respectively.

On October 31, 1995, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the "'33 Act") or without an exemption under the '33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At October 31, 1995 other restricted securities having a market value of $7,007,359, representing 4.1% of the Portfolio's net assets have been determined to be illiquid. On October 31, 1995, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:


Principal                                                                  Date(s) of
 Amount                                                                    Acquisition            Cost
---------                                                                ---------------       ------------
$ 7,968,857   Citibank NA Multifamily 1992-1, Class B ...........           03/25/92            $ 6,748,374
 11,675,216   Coast Federal Savings Bank 1991-1 .................     06/27/91 TO 08/02/91       10,494,539
  5,193,709   Coast Federal Savings Bank 1991-2, Class B-1 ......           12/04/91              4,396,398
  1,687,100   DLJ Mortgage Acceptance Corp 1992-1,
               Class B ..........................................           03/05/92              1,361,846
 15,987,737   PaineWebber Mortgage Acceptance Corp
               1991-1, Class B ..................................     10/24/91 TO 12/11/91       15,916,334
 19,138,236   Ryland Mortgage Securities Corp 1993-6A,
               Class C-1 ........................................           09/01/93             16,927,471
  7,764,997   USGI Capital Markets Group Inc, Multi Family
               1992-1 ...........................................           09/28/92              6,012,758
                                                                                                -----------
              Total restricted securities (Market Value of
               $19,256,250 was 11.1% of net assets at
               October 31, 1995) ................................                               $61,857,720
                                                                                                ===========


As of October 31, 1995 U.S. Government Securities with a value of $52,657,404 were placed in a separate account at the Custodian Bank to cover certain purchases of securities made on a delayed delivery basis.

At October 31, 1995 the Portfolio had a capital loss carryforward for Federal income tax purposes of $95,031,000 of which $6,618,000 expires in 2000, $4,385,000 in 2001, $25,842,000 in 2002, and $58,186,000 in 2003.

NOTE 4--INVESTMENT MANAGEMENT FEE AND
        OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% on net assets from $500 million to $1 billion and 0.45% on net assets over $1 billion. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trusts under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2-1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or directors of the Trusts and the Manager.

NOTE 5--LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intents, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Portfolios have made no provision for any losses which may result from settlement of these complaints.

        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
---------------------

To the Shareholders of Astra Institutional Adjustable
U.S. Government Securities Portfolio and the
Trustees of Astra Institutional Securities Trust
San Diego, California

We have audited the statement of assets and liabilities of Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio (a series of shares Astra (formerly Pilgrim) Institutional Securities Trust), including the portfolio of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Astra Institutional Adjustable U.S. Government Securities Portfolio as of October 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

As discussed in Note 5 to the accompanying financial statements, Astra Institutional Adjustable U.S. Government Securities Portfolio has been named as a defendant in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.

As discussed in Notes 2A and 3, the financial statements include investments in subordinated residential and derivative mortgage securities valued at $7,007,359 (representing 4.1% of net assets), which the Board of Trustees of Astra Institutional Securities Trust has determined are illiquid and whose fair value is determined under procedures approved by Astra Institutional Securities Trust's Board of Trustees, in the absence of readily ascertainable market values. We have reviewed the procedures adopted by the Board of Trustees in determining fair value and have inspected underlying documentation, and in the circumstances we believe the procedures are reasonable and the documentation of those procedures appropriate. However, because the market value of these securities can only be established by negotiation between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ significantly from the values that would have been used had a ready market for these securities existed.

                                               TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995

       ASTRA GROUP
       FAMILY OF FUNDS
---------------

       ADJUSTABLE-INCOME FUNDS
---------------
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
ASTRA ADJUSTABLE RATE SECURITIES TRUST I
ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
ASTRA ADJUSTABLE RATE SECURITIES TRUST II
ASTRA ADJUSTABLE RATE SECURITIES TRUST III
ASTRA ADJUSTABLE RATE SECURITIES TRUST IV

      FIXED-INCOME FUNDS
---------------
ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I
ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

---------------

Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------------------
750 B Street
Suite 2350
San Diego, CA 92101
------------------
ASTRA ADJUSTABLE U.S.
GOVERNMENT SECURITIES
TRUSTS I, I-A, II, III, IV

INVESTMENT MANAGER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.





USG 1295 14                 AST 512351





                                                                 ASTRA
                                                                   ARM
                                                                 FUNDS





                                                         ANNUAL REPORT
                                                      October 31, 1995



                                                      ASTRA ADJUSTABLE
                                            U.S. GOVERNMENT SECURITIES
                                            TRUSTS I, I-A, II, III, IV



                                                  [ARTWORK-EAGLE]



                                                       [LOGO] ASTRA

ASTRA [Logo]

             ASTRA ADJUSTABLE RATE SECURITIES TRUSTS ANNUAL REPORT

Dear Shareholder:                                              December 20, 1995

The performance of the Trusts during the past fiscal year was influenced by many factors. In late November 1994, long term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite an increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the past six months, economic data has indeed displayed a slowing economy and few inflationary pressures, prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, the California real estate market failed to show signs of improvement. As the investment prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher yields than U.S. Government securities. However, the risk of loss due to default on such investments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. The Trusts were hampered by credit and default risk on a number of subordinated mortgage securities in the portfolio primarily backed by Southern California real estate.

During the second calendar quarter of 1995, a new management team was assembled led by a new Chief Executive Officer and Chief Financial Officer. The Investment Committee completed an exhaustive review of all subordinated mortgage securities held in the portfolio. Upon identifying those particular securities which the Investment Committee believed might cause additional credit and or default problems in the future, the Investment Committee has implemented a liquidation process designed to maximize retention of shareholder value. On October 31, 1995, the portfolio held securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities totaling 72 percent.

Looking forward into 1996, if credit fundamentals for the remaining subordinated mortgages held in the portfolio improve or remain stable, U.S. interest rates decline or remain stable, and the overall environment for Agency adjustable-rate mortgage securities improves, this can contribute to a generally positive backdrop for the Trusts.

Sincerely,


Astra Management Corporation

----------

Astra Adjustable Rate Securities Trusts invest all investable assets in the Astra Institutional Adjustable Rate Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable-rate mortgage (ARM) securities. A majority of the Portfolio's assets may be invested in ARM securities that are issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio invests the remainder of its assets in (i) mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or which are collateralized by or represent an interest in U.S. Government mortgage securities and (ii) certain other mortgage securities.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUSTS WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     MANAGEMENT DISCUSSION AND ANALYSIS
--------------

GENERAL ECONOMIC AND MARKET ENVIRONMENT

The performance of the Trusts during the past fiscal year was influenced by many factors. The Trusts' fiscal year began in the midst of the Federal Reserve's attempt to dampen inflationary pressures by slowing the economy through persistent increases in the Fed Funds rate. As a result, both short-term and long-term interest rates rose. However, beginning in late November 1994, long-term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite another Federal Reserve increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the past six months economic data has indeed displayed a slowing U.S. economy with little inflationary pressures prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, the California real estate market failed to show signs of improvement. Despite improvements in housing starts and housing completions in the Western United States, a favorable interest rate environment, and little or no inflation, Southern California real estate prices continued to decline for most of 1995.

ADJUSTABLE RATE MORTGAGE (ARM) MARKET

The market for adjustable rate mortgage securities was very bearish for the first part of the fiscal year due to primary dealers' relatively large inventory positions, net redemptions on adjustable rate mortgage funds, and investors reaction to increased volatility and poor performance of ARMs in a rising interest rate environment. Most adjustable rate mortgage funds became net sellers during the first half of the fiscal year, thus, the markets became saturated with high quality ARM securities at attractive prices.

In the second half of the fiscal year, adjustable rate mortgage securities, in general, stabilized from the effects of the Federal Reserve's increasing interest rates during 1994 and the beginning of 1995. This had the desirable effect of reducing the interest rate risk associated with adjustable rate mortgage securities.

The credit risks associated with subordinated mortgage backed securities, however, did not decrease. The recession was much deeper in California than expected. This resulted in greater than expected default frequencies and severities. A default generally requires a combination of loss of income and loss of property equity. California job losses and declining real estate values continued from late 1989 through mid 1994. The effects of this combination, however, continued through October 31, 1995. Delinquency rates on Adjustable Rate Mortgages, as reported by the Mortgage Bankers Association, continued to increase throughout 1995. The increased defaults at many lending institutions created a work-out bottleneck that increased the time it took to liquidate a mortgage. This lengthening increased the costs associated with the foreclosure process which in turn results in higher future default severities.

ANALYSIS OF THE ASTRA ADJUSTABLE RATE SECURITIES TRUSTS

As the prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher historical yields than U.S. Government securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. Consequently, performance was significantly hampered by credit and default risk on a number of subordinated mortgage securities primarily backed by real estate located in Southern California.

Given the previously described scenarios in both the U.S. fixed income and subordinated mortgage markets, the major focus was to cautiously decrease exposure in subordinated mortgage securities with the potential for increases in defaults and delinquencies and selectively add U.S. Government Agency adjustable rate mortgages. The Investment Committee completed an exhaustive review of all subordinated mortgage securities held in the portfolio. Upon identifying those particular securities which the Investment Committee believed might cause additional credit and or default problems in the future, the Investment Committee has implemented a liquidation process designed to maximize retention of shareholder value.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST I AND THE SALOMON BROTHERS 1-3 YEAR BBB
               CORPORATE INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust I underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one can not invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                        1 Year       Since Inception***
                       -47.40%         -12.66%

                                                    Inception  10/01/92   10/31/92   10/31/93   10/31/94   10/31/95
                                                    ---------  --------   --------   --------   --------   --------
Astra Adjustable Rate Securities Trust I             $10,000    $10,059    $10,667    $11,388   $10,836     $ 5,874
Salomon Brothers 1-3 Year BBB Corporate Index*        10,000    $10,136     10,863     11,760    12,069      13,288
Lehman Brothers ARM Index**                                0     10,059     10,450     11,142    11,170      12,307

               Inception date of the Trust was November 27, 1991

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  *  A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** The Lehman Brothers ARM Index commenced January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index is equal to the value of the hypothetical Trust I account on such date. All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A AND THE SALOMON BROTHERS 1-3 YEAR BBB
               CORPORATE INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust I_A underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one can not invest in an index.


              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                        1 Year       Since Inception***
                       -47.48%          -15.05%

                                                    Inception  10/31/92   10/31/93   10/31/94   10/31/95
                                                    ---------  --------   --------   --------   --------
Astra Adjustable Rate Securities Trust I-A           $10,000    $10,345    $11,073    $10,517   $ 5,691
Salomon Brothers 1-3 Year BBB Corporate Index*        10,000     10,431     11,293     11,590    12,760
Lehman Brothers ARM Index**                                0     10,297     10,980     11,007    12,127

                  Inception date of the Trust was May 19, 1992

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  *  A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 **  All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST II AND THE SALOMON BROTHERS 1-3 YEAR BBB
               CORPORATE INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust II underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one can not invest in an index.


              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                        1 Year       Since Inception***
                       -46.80%          -12.69%

                                                    Inception  10/01/92   10/31/92   10/31/93   10/31/94   10/31/95
                                                    ---------  --------   --------   --------   --------   --------
Astra Adjustable Rate Securities Trust II            $10,000    $ 9,761    $10,418    $11,197   $10,721     $ 5,875
Salomon Brothers 1-3 Year BBB Corporate Index*        10,000     10,125     10,852     11,747    12,056      13,274
Lehman Brothers ARM Index**                                0     10,067     10,458     11,151    11,178      12,317

                Inception date of the Trust was December 2, 1991

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  *  A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** The Lehman Brothers ARM Index commenced January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index is equal to the value of the hypothetical Trust II account on such date had no initial sales charge been deducted. All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST III AND THE SALOMON BROTHERS 1-3 YEAR BBB
               CORPORATE INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust III underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one can not invest in an index.


              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                        1 Year       Since Inception***
                       -50.55%          -14.22%


                                                    Inception  10/01/92   10/31/92   10/31/93   10/31/94   10/31/95
                                                    ---------  --------   --------   --------   --------   --------
Astra Adjustable Rate Securities Trust III           $10,000    $ 9,548    $10,181    $10,181   $10,535     $ 5,485
Salomon Brothers 1-3 Year BBB Corporate Index*             0     10,054     10,445     11,137    11,164      12,301
           Lehman Brothers ARM Index**                10,000     10,125     10,852     11,747    12,056      13,274

                Inception date of the Trust was December 3, 1991


                        NOTE: INCLUDES ALL SALES CHARGES


Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  *  A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** The Lehman Brothers ARM Index commenced January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index is equal to the value of the hypothetical Trust III account on such date had no initial sales charge been deducted. All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     COMPARISON OF THE CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST IV AND THE SALOMON BROTHERS 1-3 YEAR BBB
               CORPORATE INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $50,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust IV underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one can not invest in an index.



              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                          Average Annual Total Returns
                                October 31, 1995

                        1 Year       Since Inception***
                       -45.78%          -22.16%

                                                    Inception  10/31/93   10/31/94   10/31/95
                                                    ---------  --------   --------   --------
Astra Adjustable Rate Securities Trust IV            $50,000    $51,773    $49,452    $26,811
Salomon Brothers 1-3 Year BBB Corporate Index*        50,000     51,599     52,956     58,305
Lehman Brothers ARM Index**                                0     51,210     51,336     56,563

                  Inception date of the Trust was May 7, 1993

                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  *  A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 **  All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

     TABLE OF CONTENTS
------------
ASTRA ADJUSTABLE RATE SECURITIES TRUST I
  Statement of Assets and Liabilities .....................................   11
  Statement of Operations .................................................   11
  Statement of Changes in Net Assets ......................................   12
  Statement of Cash Flows .................................................   13
  Financial Highlights ....................................................   14

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
  Statement of Assets and Liabilities .....................................   15
  Statement of Operations .................................................   15
  Statement of Changes in Net Assets ......................................   16
  Statement of Cash Flows .................................................   17
  Financial Highlights ....................................................   18

ASTRA ADJUSTABLE RATE SECURITIES TRUST II
  Statement of Assets and Liabilities .....................................   19
  Statement of Operations .................................................   19
  Statement of Changes in Net Assets ......................................   20
  Statement of Cash Flows .................................................   21
  Financial Highlights ....................................................   22

ASTRA ADJUSTABLE RATE SECURITIES TRUST III
  Statement of Assets and Liabilities .....................................   23
  Statement of Operations .................................................   23
  Statement of Changes in Net Assets ......................................   24
  Statement of Cash Flows .................................................   25
  Financial Highlights ....................................................   26

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
  Statement of Assets and Liabilities .....................................   27
  Statement of Operations .................................................   27
  Statement of Changes in Net Assets ......................................   28
  Statement of Cash Flows .................................................   29
  Financial Highlights ....................................................   30

ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
  Notes to Financial Statements ...........................................   31
  Report of Independent Certified Public Accountants ......................   36

ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
  Portfolio of Investments ................................................   37
  Statement of Assets and Liabilities .....................................   38
  Statement of Operations .................................................   38
  Statement of Changes in Net Assets ......................................   39
  Statement of Cash Flows .................................................   40
  Financial Highlights ....................................................   41
  Notes to Financial Statements ...........................................   42
  Report of Independent Certified Public Accountants ......................   46

     ASTRA ADJUSTABLE RATE SECURITIES TRUST I
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
  Investments in securities at value* (identified cost $9,347,646) (Notes 1, 2A and 3) .....  $  4,857,465
  Receivable from Manager ..................................................................        29,530
  Deferred organization expense (net of accumulated amortization of $60,805) (Note 2D) .....        17,597
  Prepaid expenses .........................................................................         5,422
                                                                                              ------------
      Total Assets .........................................................................     4,910,014
                                                                                              ------------
LIABILITIES:
  Payable for capital stock redeemed .......................................................        53,056
  Accrued expenses .........................................................................        52,838
                                                                                              ------------
      Total Liabilities ....................................................................       105,894
                                                                                              ------------
NET ASSETS .................................................................................  $  4,804,120
                                                                                              ============
Net asset value per share ($4,804,120 / 1,474,070 shares) (Note 6) .........................  $       3.26
                                                                                              ============
At October 31, 1995 the components of net assets were as follows:
  Paid-in capital ..........................................................................  $ 24,550,449
  Accumulated net realized loss on investments .............................................   (15,256,148)
  Net unrealized depreciation of investments ...............................................    (4,490,181)
                                                                                              ------------
      Net Assets ...........................................................................  $  4,804,120
                                                                                              ============

----------

* Investments of Astra Adjustable Rate Securities Trust I consist entirely of 100,716 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes was $9,347,646. See Notes 1 and 2A.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio ...............................................................  $    869,972
    Other (Note 4A) ........................................................................       105,641
                                                                                              ------------
      Total Income .........................................................................       975,613
                                                                                              ------------
  EXPENSES:
    Shareholder servicing costs ............................................................        56,727
    Distribution expenses (Note 4A) ........................................................        40,631
    Professional fees ......................................................................        34,597
    Administrative servicing costs (Note 5) ................................................        16,253
    Amortization of organization expense (Note 2D) .........................................        15,680
    Registration fees ......................................................................        13,976
    Reports to shareholders ................................................................        12,986
    Miscellaneous expense ..................................................................        12,151
    Trustees' fees .........................................................................         5,911
    Insurance expense ......................................................................         5,521
                                                                                              ------------
      Total expenses .......................................................................       214,433
                                                                                              ------------
        Net investment income ..............................................................       761,180
                                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments .......................................................   (14,118,255)
    Net change in unrealized depreciation of investments ...................................     1,774,675
                                                                                              ------------
      Net loss on investments ..............................................................   (12,343,580)
                                                                                              ------------
        Net decrease in net assets resulting from operations ...............................  $(11,582,400)
                                                                                              ============


                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST I
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
------------

                                                                         1995               1994
                                                                         ----               ----
OPERATIONS:
 Net investment income ...........................................  $    761,180        $ 3,737,367
 Net realized loss on investments ................................   (14,118,255)        (1,115,054)
 Net change in unrealized depreciation of investments ............     1,774,675         (6,142,353)
                                                                    ------------        -----------
 Net decrease in net assets resulting from operations ............   (11,582,400)        (3,520,040)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($0.260 and $0.409
  per share, respectively) .......................................      (897,466)        (4,365,559)
 Distributions from paid-in capital ($0.108 per share) ...........      (373,209)               --

CAPITAL SHARE TRANSACTIONS:
 Net increase (decrease) in net assets derived from the
  net change in the number of outstanding shares (a) .............   (42,151,566)         4,573,071
                                                                    ------------        -----------
    Total decrease in net assets .................................   (55,004,641)        (3,312,528)
Net assets at the beginning of the period ........................    59,808,761         63,121,289
                                                                    ------------        -----------
NET ASSETS at the end of the period (including undistributed
 net investment income of $0 and $120,606, respectively) .........  $  4,804,120        $59,808,761
                                                                    ============        ===========

-------------
(a) A summary of capital share transactions is as follows:


                                             Year Ended                         Year Ended
                                           October 31, 1995                   October 31, 1994
                                    -----------------------------       -----------------------------
                                       Shares            Value             Shares           Value
                                    -----------      ------------       -----------      ------------

Shares sold .......................     61,778       $    362,064        6,133,729       $43,463,481
Shares issued in reinvestment of
 distributions to shareholders ....     79,584            387,089          214,503         1,491,187
Shares repurchased ................ (7,917,358)       (42,900,719)      (5,851,305)      (40,381,597)
                                    ----------       ------------       ----------      ------------
 Net increase (decrease) .......... (7,775,996)      $(42,151,566)         496,927       $ 4,573,071
                                    ==========       ============       ==========      ============




                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST I
     STATEMENT OF CASH FLOWS
     FOR THE YEAR ENDED OCTOBER 31, 1995
------------

INCREASE (DECREASE)IN CASH
Cash flows from operating activities:
 Dividends received from Portfolio .............................................      $  1,051,524
 Other income received .........................................................            76,111
 Operating expenses paid .......................................................          (255,493)
 Purchases of portfolio securities .............................................        (1,694,383)
 Proceeds from disposition of portfolio securities .............................        46,137,722
                                                                                      ------------
  Net cash provided by operating activities ....................................        45,315,481
                                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Payments for capital stock redeemed ...........................................       (44,580,208)
 Proceeds from capital stock sold ..............................................           362,064
 Cash dividends paid (a) .......................................................        (1,097,337)
                                                                                      ------------
  Net cash used for financing activities .......................................       (45,315,481)
                                                                                      ------------
 Net change in cash ............................................................               --
 Cash at beginning of period ...................................................               --
                                                                                      ------------
 Cash at end of period .........................................................      $        --
                                                                                      ============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
 TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations ..........................      $(11,582,400)
                                                                                      ------------
 Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
   Decrease in investments in securities .......................................        56,786,919
   Increase in receivable from Manager .........................................           (29,530)
   Decrease in dividends receivable from Portfolio .............................           181,552
   Increase in prepaid expenses ................................................            (1,210)
   Decrease in deferred organization expense ...................................            15,680
   Decrease in accrued expenses ................................................           (55,530)
                                                                                     -------------
    Total adjustments ..........................................................        56,897,881
                                                                                     -------------
     Net cash provided by operating activities .................................     $  45,315,481
                                                                                     =============

-----------------
(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $387,089.





                   See Notes to Trusts' Financial Statements

       ASTRA ADJUSTABLE RATE SECURITIES TRUST I
       FINANCIAL HIGHLIGHTS
       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                     November 27, 1991
                                                                                     (commencement of
                                                  Year ended October 31,              operations) to
                                        ----------------------------------------       October 31,
                                         1995            1994              1993            1992
                                        -------        -------           -------          ------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning
 of period ..........................  $6.470          $ 7.210           $ 7.250         $ 7.350
                                       ------          -------           -------         -------
Income (loss) from investment
 operations--
  Net investment income .............   0.224(e)         0.357             0.475           0.524
  Net realized and unrealized loss
   on investments ...................  (3.066)(e)       (0.688)            (0.002)        (0.052)
                                       ------          -------           -------         -------
     Total from investment
      operations ....................  (2.842)          (0.331)             0.473          0.472
                                       ------          -------           -------         -------
Less distributions--
 Distributions from net investment
  income ............................   0.260            0.409             0.513           0.524
 Distributions from paid-in capital .   0.108               --                --           0.048
                                       ------          -------           -------         -------
     Total distributions ............   0.368            0.409             0.513           0.572
                                      -------          -------           -------         -------
Net asset value, end of period ...... $ 3.260          $ 6.470           $ 7.210         $ 7.250
                                      =======          =======           =======         =======
TOTAL RETURN (f) ....................  (45.38)%          (4.85)%            6.74%           7.18%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) .....................  $4,804          $59,809           $63,121         $53,187
Ratio to average net assets--
 Expenses ...........................    1.32%(b)         1.34%(b)          1.36%(b)        1.38%(a)(b)(c)
 Net investment income ..............    4.68%            5.02%             6.59%           7.63%(a)(d)

Portfolio turnover rate .............       9%              30%                7%              4%

---------------
(a) Annualized.
(b) Ratio of expenses to average net assets excludes 1.09%, 0.76%, 0.76% and 0.76%(a), respectively,of expenses of the Portfolio, which reduced dividends paid to Trust I.
(c) Ratio of expenses to average net assets prior to expense waivers was 1.46%(a).
(d) Ratio of net investment income to average net assets prior to expense waivers was 7.55%(a).
(e) Based upon average shares outstanding throughout the period.
(f) Calculated without the deduction of sales charges.



                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST IA
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------

ASSETS:
 Investments in securities at value* (identified cost $27,910,495)
  (Notes 1, 2A and 3) ..........................................................   $ 14,298,509
 Receivable for capital stock sold .............................................        155,670
 Deferred organization expense (net of accumulated amortization of $38,947)
  (Note 2D) .....................................................................         10,724
 Prepaid expenses ..............................................................         15,992
                                                                                   ------------
     Total Assets ..............................................................     14,480,895
                                                                                   ------------
LIABILITIES:
 Payabale for capital stock redeemed ...........................................         50,335
 Accrued expenses ..............................................................        105,036
                                                                                   ------------
     Total Liabilities .........................................................        155,371
                                                                                   ------------
NET ASSETS .....................................................................   $ 14,325,524
                                                                                   ============
 Net asset value per share ($14,325,524/4,367,532 shares) (Note 6) .............          $3.28
                                                                                   ============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ...............................................................   $ 68,350,766
 Accumulated net realized loss on investments ..................................    (40,413,256)
 Net unrealized depreciation of investments ....................................    (13,611,986)
                                                                                   ------------
     Net Assets ................................................................   $ 14,325,524
                                                                                   ============

--------------

* Investments of Astra Adjustable Rate Securities Trust IA consist entirely of 296,469 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $27,910,495. See Notes 1 and 2A.

     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
------------

INVESTMENT INCOME:
 Income:
  Dividends from Portfolio .....................................................   $  2,469,468
                                                                                   ------------
 EXPENSES:
  Distribution expenses (Note 4A) ..............................................        469,046
  Shareholder servicing costs ..................................................        128,690
  Professional fees ............................................................         61,270
  Administrative servicing costs (Note 5) ......................................         46,917
  Reports to shareholders ......................................................         27,870
  Registration fees ............................................................         27,443
  Miscellaneous ................................................................         25,192
  Insurance expense ............................................................         14,902
  Trustees' fees ...............................................................         13,520
  Amortization of organization expense (Note 2D) ...............................          9,906
                                                                                   ------------
      Total expenses ...........................................................        824,756
                                                                                   ------------
         Net investment income .................................................      1,644,712
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments ..............................................    (37,656,821)
 Net change in unrealized depreciation of investments ..........................      2,368,536
                                                                                   ------------
 Net loss on investments .......................................................    (35,288,285)
                                                                                   ------------
 Net decrease in net assets resulting from operations ..........................   $(33,643,573)
                                                                                   ============





                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST IA
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31, 1995
------------

                                                                      1995                1994
                                                                 -------------        ------------
Operations:
 Net investment income .......................................   $   1,644,712        $  9,717,839
 Net realized loss on investments ............................     (37,656,821)         (2,755,312)
 Net change in unrealized depreciation of investments ........       2,368,536         (16,146,793)
                                                                 -------------        ------------
 Net decrease in net assets resulting from operations ........     (33,643,573)         (9,184,266)

Distributions to Shareholders:
 Distributions from net investment income ($0.184 and $0.404
  per share, respectively) ...................................      (1,838,392)        (11,486,958)
 Distributions from paid-in capital ($0.163 per share) .......      (1,634,558)               --

Capital Share Transactions:
 Net decrease in net assets derived from the net change in
  the number of outstanding shares (a) .......................    (102,359,995)         (4,295,826)
                                                                 -------------        ------------
      Total decrease in net assets ...........................    (139,476,518)        (24,967,050)
Net assets at the beginning of the period ....................     153,802,042         178,769,092
                                                                 -------------        ------------
NET ASSETS at the end of the period (including
 undistributed net investment income of $0 and $34,704,
 respectively) ...............................................   $  14,325,524        $153,802,042
                                                                 =============        ============

----------------------
(a) A summary of capital share transactions follows:


                                              Year Ended                          Year Ended
                                           October 31, 1995                    October 31, 1994
                                    ------------------------------       -------------------------------
                                        Shares          Value               Shares             Value
                                    -------------   --------------       ------------      -------------

Shares sold ......................      286,384     $   1,691,969         10,001,131        $71,201,030
Shares issued in reinvestment
  of distributions to
  shareholders ...................      284,239         1,316,939            551,480          3,862,263

Shares repurchased ...............  (19,919,439)     (105,368,903)       (11,544,079)       (79,359,119)
                                    -----------     -------------        -----------        -----------
   Net decrease ..................  (19,348,816)    $(102,359,995)          (991,468)       $(4,295,826)
                                    ===========     =============        ===========        ===========







                   See Notes to Trusts' Financial Statements

        ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
        STATEMENT OF CASH FLOWS
        FOR THE YEAR ENDED OCTOBER 31, 1995
----------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
  Dividends received from Portfolio ...........................   $   2,881,150
  Operating expenses paid .....................................        (990,183)
  Purchases of portfolio securities ...........................      (2,027,229)
  Proceeds from disposition of portfolio securities ...........     110,551,317
                                                                  -------------
    Net cash provided by operating activities .................     110,415,055
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Payments for capital stock redeemed .........................    (109,360,376)
  Proceeds from capital stock sold ............................       1,678,931
  Cash dividends paid (a) .....................................      (2,733,610)
                                                                  -------------
    Net cash used for financing activities ....................    (110,415,055)
                                                                  -------------
  Net change in cash ..........................................          --
  Cash at beginning of period .................................          --
                                                                  -------------
  Cash at end of period .......................................   $      --
                                                                  =============

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations ........   $ (33,643,573)
                                                                  -------------
  Adjustments to reconcile net decrease in net assets from
    operations to net cash provided by operating activities:
    Decrease in investments in securities .....................     143,812,373
    Decrease in dividends receivable from Portfolio ...........         411,682
    Increase in prepaid expenses ..............................          (4,952)
    Decrease in deferred organization expense .................           9,906
    Decrease in accrued expenses ..............................        (170,381)
                                                                  -------------
      Total adjustments .......................................     144,058,628
                                                                  -------------
        Net cash provided by operating activities .............   $ 110,415,055
                                                                  =============
---------------

(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $1,316,939.

                   See Notes to Trusts' Financial Statements

       ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
       FINANCIAL HIGHLIGHTS
       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                                  May 19, 1992
                                                                                                (commencement of
                                                            Year Ended October 31,               operations) to
                                               -----------------------------------------------     October 31,
                                                 1995              1994                1993            1992
                                               -------           ---------           ---------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......    $ 6.490           $   7.240           $   7.260        $ 7.290
                                               -------            --------             --------        -------
Income (loss) from investment
  operations--
  Net investment income ...................      0.169 (e)           0.348               0.474          0.252
  Net realized and unrealized gain
    (loss) on investments .................     (3.032)(e)          (0.694)              0.018         (0.004)
                                               -------            --------             --------        -------
      Total from investment
        operations ........................     (2.863)             (0.346)              0.492          0.248
                                               -------            --------             --------        -------
Less distributions--
  Distributions from net investment
    income ................................      0.184               0.404               0.512          0.252
  Distributions from paid-in capital ......      0.163                --                  --            0.026
                                               -------            --------             --------        -------
      Total distributions .................      0.347               0.404               0.512          0.278
                                               -------            --------             --------        -------
Net asset value, end of period ............   $  3.280           $   6.490           $   7.240        $ 7.260
                                              ========           =========           =========        =======
TOTAL RETURN (f) ..........................    (45.46)%             (5.05)%              7.01%           7.63%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands) ..........................   $14,326            $153,802             $178,769        $57,311

Ratio to average net assets--
  Expenses ................................      1.76%(b)            1.43%(b)            1.14%(b)(c      1.18%(a)(b)(c)
  Net investment income ...................      3.51%               4.88%               6.40%           6.86%(a)(d)
Portfolio turnover rate ...................         4%                 23%                  0%              0%

----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 1.09%, 0.76%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.16% and 1.28%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 6.38% and 6.76%(a), respectively.

(e)  Based upon average shares outstanding throughout the period.

(f)  Calculated without the deduction of sales charges.


                   See Notes to Trusts' Financial Statements

        ASTRA ADJUSTABLE RATE SECURITIES TRUST II
        STATEMENT OF ASSETS AND LIABILITIES
        OCTOBER 31, 1995
-------------

ASSETS:
 Investments in securities at value* (identified cost $8,053,225) (Notes 1, 2A and 3) ....     $  4,071,733
 Deferred organization expense (net of accumulated amortization of $59,635) (Note 2D) ....           15,908
 Prepaid expenses ........................................................................            4,219
                                                                                                -----------
   Total Assets ..........................................................................        4,091,860
                                                                                                -----------
LIABILITIES:
 Payable for capital stock redeemed ......................................................           11,559
 Accrued expenses ........................................................................           18,241
                                                                                                -----------
   Total Liabilities .....................................................................           29,800
                                                                                                -----------
NET ASSETS ...............................................................................      $ 4,062,060
                                                                                                ===========
COMPUTATION OF OFFERING PRICE:
 Net asset value per share ($4,062,060 / 1,215,528 shares) ...............................      $      3.34
                                                                                                ===========
 Offering price per share (100/97 of $3.34)(a) ...........................................      $      3.44
                                                                                                ===========
(a)On investments of $100,000 or more the offering price is reduced.
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital .........................................................................      $13,124,051
 Accumulated net realized loss on investments ............................................       (5,080,499)
 Net unrealized depreciation of investments ..............................................       (3,981,492)
                                                                                                -----------
   Net Assets ............................................................................      $ 4,062,060
                                                                                                ===========

-----------

* Investments of Astra Adjustable Rate Securities Trust II consist entirely of 84,424 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $8,053,225. See Notes 1 and 2A.


        STATEMENT OF OPERATIONS
        YEAR ENDED OCTOBER 31, 1995
-----------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio ............................................................      $   386,004
                                                                                               -----------
EXPENSES:
    Distribution expenses (Note 4B) .....................................................           21,469
    Amortization of organization expense (Note 2D) ......................................           14,910
    Professional fees ...................................................................           11,611
    Shareholder servicing costs .........................................................           10,694
    Registration fees ...................................................................            9,397
    Administrative servicing costs (Note 5) .............................................            8,588
    Reports to shareholders .............................................................            3,718
    Miscellaneous expense ...............................................................            3,410
    Insurance expense ...................................................................            2,831
    Trustees' fees ......................................................................            1,814
                                                                                               -----------
      Total expenses ....................................................................           88,442
                                                                                               -----------
        Net investment income ...........................................................          297,562
                                                                                               -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on investments ....................................................       (3,997,087)
    Net change in unrealized depreciation of investments ................................       (1,875,278)
                                                                                               -----------
      Net loss on investments ...........................................................       (5,872,365)
                                                                                               -----------
        Net decrease in net assets resulting from operations ............................      $(5,574,803)
                                                                                               ===========


                   See Notes to Trusts' Financial Statements

        ASTRA ADJUSTABLE RATE SECURITIES TRUST II
        STATEMENT OF CHANGES IN NET ASSETS
        YEAR ENDED OCTOBER 31, 1995
---------------------

                                                                                 1995           1994
                                                                             ------------    ------------
OPERATIONS:
  Net investment income .................................................    $    297,562    $  2,399,046
  Net realized loss on investments ......................................      (3,997,087)       (998,948)
  Net change in unrealized depreciation of investments ..................      (1,875,278)     (2,271,764)
                                                                             ------------    ------------
  Net decrease in net assets resulting from operations ..................      (5,574,803)       (871,666)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.192 and $0.405
    per share, respectively) ............................................        (347,695)     (2,390,907)
  Distributions from realized gains on investments
    ($0.001 per share) ..................................................            --            (4,351)
  Distributions from paidin capital ($0.193 per share) ..................        (348,497)           --

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change
    in the number of outstanding shares (a) .............................     (10,447,746)    (35,044,399)
                                                                             ------------    ------------
      Total decrease in net assets ......................................     (16,718,741)    (38,311,323)
  Net assets at the beginning of the period .............................      20,780,801      59,092,124
                                                                             ------------    ------------
  NET ASSETS at the end of the period (including undistributed net
    investment income of $0 and $35,223, respectively) ..................    $  4,062,060    $ 20,780,801
                                                                             ============    ============

----------

(a)  A summary of capital share transactions is as follows:

                                                     Year Ended                     Year Ended
                                                   October 31, 1995               October 31, 1994
                                            ----------------------------      ----------------------------
                                               Shares           Value           Shares          Value
                                            ----------      ------------      ----------      ------------
Shares sold ............................         9,197      $     54,958       4,512,489      $ 32,788,717
Shares issued in reinvestment of
  distributions to shareholders ........        46,165           222,295          87,764           626,676
Shares repurchased .....................    (1,980,374)      (10,724,999)     (9,530,735)      (68,459,792)
                                            ----------      ------------      ----------      ------------
  Net decrease .........................    (1,925,012)     $(10,447,746)     (4,930,482)     $(35,044,399)
                                            ==========      ============      ==========      ============


                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST II
     STATEMENT OF CASH FLOWS
     FOR THE YEAR ENDED OCTOBER 31, 1995
------------
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Dividends received from Portfolio ..............................  $    456,190
 Operating expenses paid ........................................       (97,639)
 Purchases of portfolio securities ..............................      (397,672)
 Proceeds from disposition of portfolio securities ..............    11,785,800
                                                                   ------------
 Net cash provided by operating activities ......................    11,746,679
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Payments for capital stock redeemed ............................   (11,247,091)
 Proceeds from capital stock sold ...............................        62,723
 Cash dividends paid(a) .........................................      (562,311)
                                                                   ------------
  Net cash used for financing activities ........................   (11,746,679)
                                                                   ------------
 Net change in cash .............................................          --
 Cash at beginning of period ....................................          --
                                                                   ------------
 Cash at end of period ..........................................  $       --
                                                                   ============
RECONCILIATION OF NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations ...........  $ (5,574,803)
 Adjustments to reconcile net decrease in net assets
  from operations to net cash provided by operating activities:
  Decrease in investments in securities .........................    17,260,493
  Decrease in dividends receivable from Portfolio ...............        70,186
  Increase in prepaid expenses ..................................        (2,407)
  Decrease in deferred organization expense .....................        14,910
  Decrease in accrued expenses ..................................       (21,700)
                                                                   ------------
    Total adjustments ...........................................    17,321,482
                                                                   ------------
      Net cash provided by operating activities .................  $ 11,746,679
                                                                   ============
---------
(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $222,295.




                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST II
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------


                                                                                             DECEMBER 2, 1991
                                                                                              COMMENCEMENT OF
                                                          YEAR ENDED OCTOBER 31,               OPERATIONS)TO
                                                 ----------------------------------------       OCTOBER 31,
                                                    1995             1994            1993           1992
                                                 ---------         --------        --------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...          $ 6.620           $ 7.320         $ 7.300       $ 7.350
                                                  -------           -------         -------       -------
Income (loss) from investment
 operations--
Net investment income ..................            0.168(e)          0.407           0.509         0.577
Net realized and unrealized gain
 (loss) on investments .................           (3.063)(e)        (0.701)          0.017        (0.050)
                                                  -------           -------         -------       -------
   Total from investment operations ....           (2.895)           (0.294)          0.526         0.527
                                                  -------           -------         -------       -------
Less distributions--
 Distributions from net investment
  income ...............................            0.192             0.405           0.504         0.577
 Distribution from realized gains on
  investments ..........................             --               0.001           0.002          --
 Distributions from paid-in capital ....            0.193              --              --            --
                                                  -------           -------         -------       -------
   Total distributions .................            0.385             0.406           0.506         0.577
                                                  -------           -------         -------       -------
Net asset value, end of period .........          $ 3.340           $ 6.620         $ 7.320       $ 7.300
                                                  =======           =======         =======       =======
TOTAL RETURN (F) .......................           (45.20)%           (4.25)%         7.45%          8.14%(a)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)          $ 4,062           $20,781         $59,092       $27,511
Ratio to average net assets--
 Expenses ..............................             1.03%(b)          0.59%(b)       0.63%(b)(c)    0.64%(a)(b)(c)
 Net investment income .................             3.46%             5.67%          6.90%          8.22%(a)(d)
Portfolio turnover rate ................                4%               64%            97%            63%

---------------
(a)  Annualized.
(b) Ratio of expenses to average net assets excludes 1.09%, 0.76%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced the dividends paid to Trust II.
(c) Ratio of expenses to average net assets prior to expense waivers was 0.84% (a).
(d) Ratio of net investment income to average net assets prior to expense waivers was 8.02% (a).
(e)  Based upon average shares outstanding throughout the period.
(f)  Calculated without the deduction of sales charges.




                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST III
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
------------
ASSETS:
 Investments in securities at value* (identified cost $482,003)
  (Notes 1, 2A and 3) .............................................  $   269,040
 Receivable from Manager ..........................................      12,514
 Deferred organization expense (net of accumulated
  amortization of $63,473) (Note 2D) ..............................      14,200
 Prepaid expenses .................................................         333
                                                                    -----------
    Total Assets ..................................................     296,087
                                                                    -----------
LIABILITIES:
 Payable for capital stock redeemed ...............................       3,224
 Accrued expenses .................................................      19,887
                                                                    -----------
    Total Liabilities .............................................      23,111
                                                                    -----------
NET ASSETS ........................................................ $   272,976
                                                                    ===========
COMPUTATION OF OFFERING PRICE:
 Net asset value per share ($272,976 / 87,211 shares) ............. $      3.13
                                                                    ===========
 Offering price per share (100/95 of $3.13)(a) .................... $      3.29
                                                                    ===========
(a)On investments of $25,000 or more the offering price is reduced.
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ..................................................   3,857,708
 Accumulated net realized loss on investments .....................   3,371,769)
 Net unrealized depreciation of investments .......................    (212,963)
                                                                    -----------
 Net Assets ....................................................... $   272,976
                                                                    ===========
------------------
* Investments of Astra Adjustable Rate Securities Trust III consist entirely of 5,578 shares of Astra Institutional Adjustable Rate Securities
  Portfolio. Cost for Federal income tax purposes is $482,003. See Notes 1 and 2A.


     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ........................................ $   119,734
                                                                    -----------
 EXPENSES:
  Professional fees ...............................................      18,110
  Amortization of organization expense (Note 2D) ..................      15,385
  Registration fees ...............................................      10,658
  Shareholder servicing costs .....................................       8,062
  Miscellaneous expenses ..........................................       4,708
  Reports to shareholders .........................................       3,130
  Administrative servicing costs (Note 5) .........................       1,925
  Insurance expense ...............................................       1,558
  Trustees' fees ..................................................         818
                                                                    -----------
     Total expenses ...............................................      64,354
  Expense waiver (Note 5) .........................................     (12,514)
                                                                    -----------
     Net expenses .................................................      51,840
                                                                    -----------
        Net investment income .....................................      67,894
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized loss on investments .................................  (2,480,922)
 Net change in unrealized depreciation of investments .............   1,020,245
                                                                    -----------
  Net loss on investments .........................................  (1,460,677)
                                                                    -----------
        Net decrease in net assets resulting from operations ...... $(1,392,783)
                                                                    ===========




                   See Notes to Trusts' Financial Statements

      ASTRA ADJUSTABLE RATE SECURITIES TRUST III
      STATEMENT OF CHANGES IN NET ASSETS
      YEAR ENDED OCTOBER 31,
------------
                                                          1995          1994
                                                     ------------  ------------
OPERATIONS:
 Net investment income ............................  $     67,894  $  1,691,501
 Net realized loss on investments .................    (2,480,922)     (844,972)
 Net change in unrealized depreciation of
  investments .....................................     1,020,245    (1,247,671)
                                                     ------------  ------------
 Net decrease in net assets resulting from
  operations ......................................    (1,392,783)     (401,142)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
  ($0.304 and $0.418 per share, respectively) .....     (136,874)    (1,665,413)
 Distributions from realized gain on investments ..         --             (447)
 Distributions from paid-in capital
 ($0.125 per share) ...............................      (56,313)           --

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net
  change in the number of outstanding
  shares(a) .......................................  (10,506,989)   (19,692,156)
                                                     ------------  ------------
    Total decrease in net assets ..................  (12,092,959)   (21,759,158)
Net assets at the beginning of the period .........   12,365,935     34,125,093
                                                     ------------  ------------
NET ASSETS at the end of the period
(including undistributed net investment income
 of $0 and $53,595, respectively) .................  $   272,976   $ 12,365,935
                                                     ===========   ============
----------------
(a) A summary of capital share transactions is as follows:


                                            year ended                       year ended
                                         october 31, 1995                 october 31, 1994
                                   --------------------------       ---------------------------
                                      SHARES         VALUE             SHARES          VALUE
                                   ----------    ------------       ----------     ------------
Shares sold ......................      4,015    $     19,984        2,366,081     $ 17,135,320
Shares issued in reinvestment of
  distributions to shareholders ..     18,876         102,585          207,171        1,474,356
Shares repurchased ............... (1,807,898)     10,629,558)      (5,382,239)     (38,301,832)
                                   ----------    ------------       ----------     ------------
  Net decrease ................... (1,785,007)   $(10,506,989)      (2,808,987)    $(19,692,156)
                                   ==========    ============       ==========     ============



                   See Notes to Trusts' Financial Statements

     ASTRA ADJUSTABLE RATE SECURITIES TRUST III
     STATEMENT OF CASH FLOWS
     FOR THE YEAR ENDED OCTOBER 31, 1995
------------
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Dividends received from Portfolio .............................   $    119,734
 Operating expenses paid .......................................        (52,057)
 Purchases of portfolio securities .............................       (142,049)
 Proceeds from disposition of portfolio securities .............     10,777,557
                                                                   ------------
    Net cash provided by operating activities ..................     10,703,185
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Payments for capital stock redeemed ...........................    (10,626,994)
 Proceeds from capital stock sold ..............................         19,984
 Cash dividends paid(a) ........................................        (96,175)
                                                                   ------------
    Net cash used for financing activities .....................    (10,703,185)
                                                                   ------------
 Net change in cash ............................................           --
 Cash at beginning of period ...................................           --
                                                                   ------------
 Cash at end of period .........................................   $       --
                                                                   ============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations ..........   $ (1,392,783)
                                                                   ------------
 Adjustments to reconcile net decrease in net assets from
  operations to net cash provided by operating activities:
 Decrease in investments in securities .........................     12,096,185
 Increase in receivable from Manager ...........................        (12,514)
 Decrease in prepaid expenses ..................................          1,145
 Decrease in deferred organization expense .....................         15,384
 Decrease in due to Portfolio for expenses advanced ............         (4,993)
 Increase in accrued expenses ..................................            761
                                                                   ------------
    Total adjustments ..........................................     12,095,968
                                                                   ------------
      Net cash provided by operating activities ................   $ 10,703,185
                                                                   ============
--------------
(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $102,585.

                   See Notes to Trusts' Financial Statements


        ASTRA ADJUSTABLE RATE SECURITIES TRUST III
        FINANCIAL HIGHLIGHTS
        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------

                                                                                              December 3, 1991
                                                                                             (commencement  of
                                                           Year Ended October 31,              operations) to
                                                  -----------------------------------------      October 31,
                                                    1995              1994            1993           1992
                                                  -------            -------        -------        -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........   $ 6.600            $ 7.290        $ 7.270        $ 7.350
                                                  -------            -------        -------        -------
Income (loss) from investment operations--
  Net investment income .......................     0.166(e)           0.442          0.532          0.590
  Net realized and unrealized gain
    (loss) on investments .....................    (3.207)e)          (0.714)         0.010         (0.080)
                                                  -------            -------        -------        -------
      Total from investment operations ........    (3.041)            (0.272)         0.542          0.510
                                                  -------            -------        -------        -------
Less distributions--
  Distributions from net investment income ....     0.304              0.418          0.522          0.590
  Distributions from paid-in capital ..........     0.125                --             --             --
                                                  -------            -------        -------        -------
      Total distributions .....................     0.429              0.418          0.522          0.590
                                                  -------            -------        -------        -------
Net asset value, end of period ................   $ 3.130            $ 6.600        $ 7.290        $ 7.270
                                                  =======            =======        =======        =======
TOTAL RETURN (F) ..............................    (47.93)%            (3.96)%         7.72%          7.91%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ......   $   273            $12,366        $34,125        $20,856
Ratio to average net assets--
  Expenses ....................................      2.69%(b)(c)         0.31%(b)      0.48%(b)       0.47%(a)(b)(c)
  Net investment income .......................      3.53%(d)            5.93%         7.32%          8.33%(a)(d)
Portfolio turnover rate .......................         6%                 67%           65%            13%
------------

(a)  Annualized.
(b) Ratio of expenses to average net assets excludes 1.09%, 0.76%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust III.
(c) Ratio of expenses to average net assets prior to expense waivers was 3.34% and 0.84%(a).
(d) Ratio of net investment income to average net assets prior to expense waivers was 2.88% and 7.96%(a).
(e)  Based upon average shares outstanding throughout the period.
(f)  Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements


        ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
        STATEMENT OF ASSETS AND LIABILITIES
        OCTOBER 31, 1995
-------------------
ASSETS:
 Investments in securities at value* (identified cost $8,918,994) (Notes 1, 2A and 3) ...  $  4,638,506
 Deferred organization expense (net of accumulated amortization of $25,805) (Note 2D) ...        26,062
 Prepaid expenses .......................................................................         5,434
                                                                                           ------------
     Total Assets .......................................................................     4,670,002
                                                                                           ------------
LIABILITIES:
 Payable for capital stock redeemed .....................................................        76,808
 Accrued expenses .......................................................................        49,863
                                                                                           ------------
     Total Liabilities ..................................................................       126,671
                                                                                           ------------
NET ASSETS ..............................................................................  $  4,543,331
                                                                                           ============
 Net asset value per share ($4,543,331 / 1,360,827 shares) (Note 6) .....................  $       3.34
                                                                                           ============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital .........................................................................  $ 32,773,643
 Accumulated net realized loss on investments ...........................................   (23,949,824)
 Net unrealized depreciation of investments .............................................    (4,280,488)
                                                                                           ------------
     Net Assets .........................................................................  $  4,543,331
                                                                                           ============
---------


* Investments of Astra Adjustable Rate Securities Trust IV consist entirely of 96,176 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $8,918,994. See Notes 1 and 2A.


        STATEMENT OF OPERATIONS
        YEAR ENDED OCTOBER 31, 1995
--------------------
INVESTMENT INCOME:
 INCOME:
  Dividends from Portfolio ..............................................................  $  1,134,168
                                                                                           ------------
 EXPENSES:
  Distribution expenses (Note 4B) .......................................................       120,956
  Professional fees .....................................................................        40,247
  Shareholder servicing costs ...........................................................        25,869
  Registration fees .....................................................................        23,964
  Administrative servicing costs (Note 5) ...............................................        20,159
  Miscellaneous expenses ................................................................        15,794
  Reports to shareholders ...............................................................        12,762
  Amortization of organization expense (Note 2D) ........................................        10,373
  Insurance expense .....................................................................         9,794
  Trustees' fees ........................................................................         7,171
                                                                                           ------------
      Total expenses ....................................................................       287,089
  Expense waiver (Note 5) ...............................................................       (11,036)
                                                                                           ------------
        Net expenses ....................................................................       276,053
                                                                                           ------------
          Net investment income .........................................................       858,115
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ......................................................    19,194,377)
  Net change in unrealized depreciation of investments ..................................     3,619,765
                                                                                           ------------
   Net loss on investments ..............................................................   (15,574,612)
                                                                                           ------------
    Net decrease in net assets resulting from operations ................................  $(14,716,497)
                                                                                           ============


                   See Notes to Trusts' Financial Statements.


        ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
        STATEMENT OF CHANGES IN NET ASSETS
        YEAR ENDED OCTOBER 31,
--------------------
                                                                           1995             1994
                                                                       ------------     ------------
OPERATIONS:
 Net investment income ..............................................  $    858,115     $  8,722,688
 Net realized loss on investments ...................................   (19,194,377)      (4,755,447)
 Net change in unrealized depreciation of investments ...............     3,619,765       (8,358,495)
                                                                       ------------     ------------
 Net decrease in net assets resulting from operations ...............   (14,716,497)      (4,391,254)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($0.211 and $0.407
  per share, respectively) ..........................................      (877,272)      (8,724,277)
 Distributions from paidin capital ($0.166 per share) ...............      (686,694)            --

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change
  in the number of outstanding shares(a) ............................   (56,587,157)     (36,181,883)
                                                                       ------------     ------------
     Total decrease in net assets ...................................   (72,867,620)     (49,297,414)
Net assets at the beginning of the period ...........................    77,410,951      126,708,365
                                                                       ------------     ------------
NET ASSETS at the end of the period (including undistributed net
 investment income of $0 and $8,784, respectively) ..................  $  4,543,331     $ 77,410,951
                                                                       ============     ============
------------
(a) A summary of capital share transactions is as follows:





                                                  Year ended                    Year ended
                                               October 31, 1995              October 31, 1994
                                          --------------------------    --------------------------
                                             shares        value          shares         value
                                          -----------   ------------    ----------    ------------
Shares sold ...........................        158,416       $926,395     5,942,885   $190,149,985
Shares issued in reinvestment of
 distributions to shareholders ........         98,614        463,587       283,152      2,044,995
Shares repurchased ....................   (10,481,720)    57,977,139)  (31,772,727)   (228,376,863
                                          -----------   ------------    ----------    ------------
Net decrease ..........................   (10,224,690)  $(56,587,157)   (5,546,690)   $(36,181,883)
                                          ===========   ============    ==========    ============

                   See Notes to Trusts' Financial Statements



        ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
        STATEMENT OF CASH FLOWS
        FOR THE YEAR ENDED OCTOBER 31, 1995
------------------
INCREASE (DECREASE)IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Dividends received from Portfolio ................................................   $  1,488,927
 Operating expenses paid ..........................................................       (289,189)
 Purchases of portfolio securities ................................................       (754,701)
 Proceeds from disposition of portfolio securities ................................     60,918,397
                                                                                      ------------
  Net cash provided by operating activities .......................................     61,363,434
                                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Payments for capital stock redeemed ..............................................    (60,818,323)
 Proceeds from capital stock sold .................................................        927,135
 Cash dividends paid(a) ...........................................................     (1,472,246)
                                                                                      ------------
  Net cash used for financing activities ..........................................    (61,363,434)
                                                                                      ------------
 Net change in cash ...............................................................            --
 Cash at beginning of period ......................................................            --
                                                                                      ------------
 Cash at end of period ............................................................   $        --
                                                                                     =============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS TO
 NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations .............................   $(14,716,497)
                                                                                      ------------
 Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
  Decrease in investments in securities ...........................................     75,738,308
  Decrease in dividends receivable from Portfolio .................................        354,759
  Decrease in prepaid expenses ....................................................          3,047
  Decrease in deferred organization expense .......................................         10,373
  Decrease in accrued expenses ....................................................        (26,556)
                                                                                      ------------
   Total adjustments ..............................................................     76,079,931
                                                                                      ------------
     Net cash provided by operating activities ....................................   $ 61,363,434
                                                                                      ============

--------------
(a) Noncash financing activities included herein consist of reinvestment of distributions to shareholders of $463,587.

                   See Notes to Trusts' Financial Statements
29


      ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
      FINANCIAL HIGHLIGHTS
      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------

                                                                                      May 7, 1993
                                                          Year Ended October 31,   (commencement of
                                                          ----------------------     operations) to
                                                           1995            1994     October 31, 1993
                                                          ------          ------    ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .................   $ 6.680         $ 7.400        $  7.350
                                                          ------          ------           -----
Income (loss) from investment operations--
 Net investment income ...............................     0.210(e)        0.415           0.208
 Net realized and unrealized gain (loss) on
  investments ........................................    (3.173)(e)      (0.728)          0.050
                                                          ------          ------           -----
   Total from investment operations ..................    (2.963)         (0.313)          0.258
                                                          ------          ------           -----
Less distributions--
 Distributions from net investment income ............     0.211           0.407           0.208
 Distributions from paidin capital ...................     0.166            --              --
                                                          ------          ------           -----
   Total distributions ...............................     0.377           0.407           0.208
                                                          ------          ------           -----
Net asset value, end of period .......................   $ 3.340         $ 6.680        $  7.400
                                                         =======         =======        ========
  TOTAL RETURN .......................................    (45.78)%         (4.47)%          7.28%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .............   $ 4,543         $77,411        $126,708
Ratio to average net assets--
 Expenses ............................................      1.37%(b)(c)     0.65%(b)(c)     0.50%(a)(b)(c)
 Net investment income ...............................      4.26%(d)        5.58%(d)        5.56%(a)(d)
Portfolio turnover rate ..............................         3%             70%              0%

-----------

(a)  Annualized.

(b) Ratio of expenses to average net assets excludes 1.09%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.42%, 0.86% and 0.75%(a), respectively.

(d) Ratio of net investment income to average net assets prior to expense waivers was 4.20%, 5.37% and 5.31%(a), respectively.

(e)  Based upon average shares outstanding throughout the period.


                   See Notes to Trusts' Financial Statements.
30

     ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
     NOTES TO FINANCIAL STATEMENTS
     OCTOBER 31, 1995
------------
NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Strategic Investment Series (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at October 31, 1995 had outstanding a single class of shares in ten series: Astra (formerly Pilgrim) Adjustable Rate Securities Trust I, I-A, II, III and IV (collectively, the "Astra Adjustable Rate Securities Trusts" or the "Trusts"), Astra (formerly Pilgrim) Adjustable U.S. Government Securities Trust I, I-A, II, III and IV (collectively, the "Astra Adjustable U.S. Government Securities Trusts"), all of which are non-diversified series. Effective March 1, 1995 the Trusts discontinued the public offering of their shares.

The value of the Trusts' investment in shares of Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio (the "Portfolio"), a non-diversified series of Astra (formerly Pilgrim) Institutional Securities Trust ("AIST"), reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

 A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-markers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

 B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their share-holders. Therefore, no Federal income tax provision is required.

 C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and reinvested monthly. Dividends to shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Prior to May 1, 1995, dividends to shareholders of the Trusts from net investment income were declared daily and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight line basis over periods of five years from the date of commencement of operations.


NOTE 3--INVESTMENTS

At October 31, 1995 the Portfolio held subordinated residential and derivative mortgage securities which the Valuation Committee of the Board of Trustees or AIST has determined to be illiquid. These securities are valued at $9,364,315 (representing 33.2% of the Portfolio's net assets). The fair value of these securities is determined under procedures approved by the Board of Trustees of AIST in the absence of readily ascertainable market values.

For the year ended October 31, 1995 the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:

                          PURCHASES                       SALES
                         ----------                   ------------
Trust I ..............   $1,694,383                   $ 46,137,722
Trust I A ............    2,027,229                    110,551,317
Trust II .............      397,672                     11,785,800
Trust III ............      142,049                     10,777,557
Trust IV .............      754,701                     60,918,397

At October 31, 1995 the Trusts had capital loss carryforwards for federal income tax purposes as follows:

                       CAPITAL LOSS           EXPIRES
                       CARRYFORWARD         OCTOBER 31,
                       ------------         -----------
Trust I .............   $15,256,000             2003
                        ===========
Trust I A ...........   $    54,000             2002
                         40,359,000             2003
                        -----------
                        $40,413,000
                        ===========
Trust II ............   $   665,000             2002
                          4,415,000             2003
                        -----------
                        $ 5,080,000
                        ===========
Trust III ...........   $   533,000             2002
                          2,839,000             2003
                        -----------
                        $ 3,372,000
                        ===========
Trust IV ............   $ 1,212,000             2002
                         22,738,000             2003
                        -----------
                        $23,950,000
                        ===========

NOTE 4--DISTRIBUTION PLANS

 A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby they will provide daily compensation to Astra Fund (formerly Pilgrim) Distributors Corp., the Trusts' principal underwriter (the "Principal Underwriter") in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% (4.50% prior to August 5, 1994) of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the year ended October 31, 1995 the Principal Underwriter earned daily compensation of $351,785 from Trust I-A. At October 31, 1995 Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $3,177,828 for Trust I-A.

     On November 1, 1994 Trust I had no Uncovered Distribution Charges pursuant TO the Distribution Plan and, accordingly, discontinued the accrual of daily compensation payments. The Distribution Plan also contains provisions which contractually obligate the Principal Underwriter to reimburse
     Trust I, to the extent it has collected contingent deferred sales charges from redeeming shareholders when there were no such Uncovered Distribution Charges, for Trust I's pro rata share of the Portfolio's investment management fee. This management fee is calculated at .65% of the Portfolio's average daily net assets. During the year ended October 31, 1995 such reimbursement amounted to $105,641 which is included in other income in the accompanying financial statements of Trust I.

     On August 5, 1994 the shareholders of Trust I and Trust I-A approved changes to their respective distribution plans to provide a method by which A proportionate amount of Uncovered Distribution Charges will be transferred from the Trusts upon exchanges to other mutual funds for which Astra Fund Distributors Corp. serves as Principal Underwriter and which have substantially the same contingent deferred sales charge structure and distribution plan.

     Pursuant to the requirements of the Securities and Exchange Commission the daily compensation (sales commission) payments to the Principal Underwriter pursuant to the Distribution Plan must be reflected as operating expenses of Trust I and Trust I-A. For periods through December 31, 1994 these payments were treated as capital transactions and were not deductible for Federal income tax purposes.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the year ended October 31, 1995 the Principal Underwriter earned maintenance fees of $40,631 from Trust I and $117,261 from Trust I-A.

 B. TRUST II AND TRUST IV DISTRIBUTION PLANS. Trust II and Trust IV have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby Trust II may pay up to a maximum annual rate of 0.25% of its average daily net assets and Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust II and Trust IV. Pursuant to the Distribution Plans, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.25% of Trust II's daily net assets and 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust II's and Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to security dealers and others who have executed a distribution or service agreement with the Principal Underwriter. The Distribution Plans provide that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the distribution of Trust II's and Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plans permit the Principal Underwriter to carryforward for a maximum of three years (without carrying charges) distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At October 31, 1995, the Principal Underwriter had incurred $1,127,087 of distribution expenses in excess of amounts currently reimbursable by Trust II and $1,465,533 of distribution expenses in excess of amounts currently reimbursable by

     Trust IV. During the year ended October 31, 1995, the Principal Underwriter received distribution expense reimbursements of $21,469 from Trust II and $120,956 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $14,590 and $99,490 for the salaries and related costs of certain of its employees involved in the sales of Trust II's and Trust IV's shares, respectively.

NOTE 5--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and the sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.65% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.60% on net assets from $500 million to $1 billion and to 0.55% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of these expense limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation paid or incurred by the Trusts or the Portfolio. During the year ended October 31, 1995, the Manager reimbursed $12,514 of expenses of Trust III pursuant to these expense limitation provisions and also voluntarily subsidized the expenses of Trust IV resulting in an expense waiver of $11,036.

The Trusts have retained Atlas Holdings (formerly Pilgrim) Group Inc. (The "Administrator") to provide administration for the Trusts pursuant to an administration agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust's average daily net assets.

Certain officer and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6--EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the year ended October 31, 1995 the Principal Underwriter received contingent deferred sales charges of $3,019,494 from redemptions of Trust I-A shares, and $8,180 from redemptions of Trust IV shares.

NOTE 7--LEGAL MATTERS

Between December 1994 and May 1995, various complaints have been filed by certain shareholders of the Astra Adjustable Rate Securities Trusts and the Astra Adjustable U.S. Government Securities Trusts (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST.

The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts and interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest.

Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

NOTE 8--SUBSEQUENT EVENTS

On December 1, 1995, pursuant to resolution of the Company's Board of Trustees, approved on August 9, 1995, all of the assets of Trust III, consisting principally of cash, were distributed to its shareholders in complete liquidation of this Trust.

On December 6, 1995, the Portfolio entered into contracts for the sale of three subordinated residential mortgage securities which the Valuation Committee of AIST's Board of Trustees had designated as illiquid (See Note 3). These securities were carried at fair value of $9,364,315, representing approximately 33.2% of the Portfolio's net assets, as of October 31, 1995. The total consideration received from these sales was $8,266,676, which was approximately 11.7% less than fair value as of October 31, 1995.

     REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------
To the Shareholders of Astra Adjustable Rate Securities
Trust I, I-A, II, III and IV, and the Trustees of
Astra Strategic Investment Series
San Diego, California

We have audited the statements of assets and liabilities of Astra (formerly Pilgrim) Adjustable Rate Securities Trust I, I-A, II, III and IV (each a series of shares of beneficial interest of Astra (formerly Pilgrim) Strategic Investment Series) as of October 31, 1995, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Adjustable Rate Securities Trust I, I-A, II, III, and IV as of October 31, 1995, and the results of their operations and their cash flows for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

As discussed in Note 7 to the accompanying financial statements, Astra Adjustable Rate Securities Trust I, I-A, II, III, and IV have been named as defendants in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.


                                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995



      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1995
------------
                                                                                                     Market
  Principal                                                            Interest                       Value
   Amount                                                                Rate*      Maturity        (Note 2A)
  --------                                                             --------     --------        ---------
                  ADJUSTABLE RATE MORTGAGE SECURITIES: 85.5%
                  U.S. GOVERNMENT AGENCY SECURITIES: 52.2%
$ 2,465,460       Federal Home Loan Mortgage Corporation,
                   Pool 775572 ......................................   6.615%      06/01/24      $  2,480,869
  1,989,269       Government National Mortgage Association,
                   Pool 8660 ........................................   6.500%      07/20/25         2,012,891
  5,076,136       Government National Mortgage Association,
                   Pool 8685 ........................................   6.500%      08/20/95         5,136,415
  5,000,000       Government National Mortgage Association,
                   November TBA .....................................   6.500%           TBA         5,059,375
                                                                                                  ------------
                     Total U.S. Government Agency Securities ........                               14,689,550
                                                                                                  ------------
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 33.3%
  1,554,415(R)    Coast Federal Bank 1991-2, Class B-1 ..............   2.709%      11/25/21            17,271
    613,146(R)    Paine Webber Mortgage Acceptance Corp. 1991-1,
                   Class B ..........................................   1.050%      02/21/21             5,490
 13,541,388(R)(I) Ryland Mortage Securities Corp 1993-6A, Class C-1 .   7.530%      12/29/31         3,992,408
  3,350,527(R)(I) Securitized Asset Sales Inc. 1993-5, Class B-1 ....   8.417%      06/25/23         2,278,358
  5,624,635(R)(I) Securitized Asset Sales Inc. 1993-8, Class D ......   7.599%      12/26/23         3,093,549
                                                                                                  ------------
                     Total Subordinated Residential
                      Mortgage Securities ...........................                                9,387,076
                                                                                                  ------------
                     Total Adjustable Rate Mortgage Securities ......                               24,076,626
                                                                                                  ------------

                  SHORT-TERM SECURITIES: 31.8%
                  U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 31.8%
  6,650,000       Federal Home Loan Mortgage Corporation ............   5.850%      11/01/95         6,650,000
  2,330,000       Federal National Mortgage Association .............   5.630%      11/21/95         2,322,712
                                                                                                  ------------
                     Total Short-Term Securities ....................                                8,972,712
                                                                                                  ------------
                  Total Investments In Securities
                   (Cost $46,248,784) ...............................                  117.3%       33,049,338
                  Liabilities in Excess of Other Assets-Net .........                 ( 17.3%)      (4,882,439)
                                                                                       -----      ------------
                  Total Net Assets ..................................                  100.0%     $ 28,166,899
                                                                                       =====      ============
----------


(R) Restricted securities (See Note 3).
(I) Illiquid securities (See Note 3).
  * Rates shown are as of October 31, 1995. Interest rates on adjustable rate mortgage securities reset periodically.
** Cost for Federal income tax purposes is $46,248,784 and net unrealized depreciation consists of:

     Gross Unrealized Appreciation ........................  $     43,399
     Gross Unrealized Depreciation ........................   (13,242,845)
                                                              -----------
     Net Unrealized Depreciation ..........................  $(13,199,446)
                                                             ============

                       See Notes to Financial Statements
37



       ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
       STATEMENT OF ASSETS AND LIABILITIES
       OCTOBER 31, 1995
------------
ASSETS:
 Investments in securities at value (identified cost $46,248,784) (Notes 2A and 3) ...... $  33,049,338
 Cash ...................................................................................         3,452
 Receivables:
  Interest ..............................................................................       293,803
  Principal repayments ..................................................................        11,826
 Deferred organization expense (net of accumulated amortization of $37,181) (Note 2E) ...         9,549
 Prepaid expenses .......................................................................        11,619
                                                                                          -------------
   Total Assets .........................................................................    33,379,587
                                                                                          -------------
LIABILITIES:
 Payable for securities purchased .......................................................     5,072,083
 Accrued expenses .......................................................................       140,605
                                                                                          -------------
   Total Liabilities ....................................................................     5,212,688
                                                                                          -------------
NET ASSETS .............................................................................. $  28,166,899
                                                                                          =============
Net asset value per share ($28,166,899 / 584,020 shares) ................................ $       48.23
                                                                                          =============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ........................................................................ $ 142,344,982
 Accumulated net realized loss on investments ...........................................  (100,978,637)
 Net unrealized depreciation of investments .............................................   (13,199,446)
                                                                                          -------------
   Net Assets ........................................................................... $  28,166,899
                                                                                          =============

       STATEMENT OF OPERATIONS
       YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME:
 INCOME:
  Interest .............................................................................. $   9,633,825
                                                                                          -------------
 EXPENSES:
  Investment management fee (Note 4) ....................................................       629,095
  Professional fees .....................................................................       199,473
  Recordkeeping fees ....................................................................       157,850
  Custody fees ..........................................................................        39,693
  Amortization of organization expense (Note 2E) ........................................         9,519
  Miscellaneous .........................................................................         8,873
  Shareholder servicing costs ...........................................................         7,795
                                                                                          -------------
   Total expenses .......................................................................     1,052,298
                                                                                          -------------
    Net investment income ...............................................................     8,581,527
                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ......................................................   (85,991,915)
  Net change in unrealized depreciation of investments ..................................    11,674,390
                                                                                          -------------
   Net loss on investments ..............................................................   (74,317,525)
                                                                                          -------------
    Net decrease in net assets resulting from operations ................................ $ (65,735,998)
                                                                                          =============


                       See Notes to Financial Statements



      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      STATEMENT OF CHANGES IN NET ASSETS
      YEAR ENDED OCTOBER 31,
------------
                                                                        1995               1994
                                                                    ------------       ------------
OPERATIONS:
 Net investment income ...........................................  $  8,581,527       $ 32,919,997
 Net realized loss on investments ................................   (85,991,915)       (16,543,911)
 Net change in unrealized depreciation of investments ............    11,674,390        (29,384,149)
                                                                    ------------       ------------
 Net decrease in net assets resulting from operations ............   (65,735,998)       (13,008,063)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($2.545 and $6.040
  per share, respectively) .......................................    (4,981,182)       (31,490,080)
 Distributions from paid-in capital ($0.316 per share) ...........      (619,391)              --

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change
  in the number of outstanding shares(a) .........................  (234,382,963)       (77,417,265)
                                                                    ------------       ------------
    Total decrease in net assets .................................  (305,719,534)      (121,915,408)
 Net assets at the beginning of the period .......................   333,886,433        455,801,841
                                                                    ------------       ------------
 NET ASSETS at the end of the period .............................  $ 28,166,899       $333,886,433
                                                                    ============       ============

--------
(a) A summary of capital share transactions is as follows:


                                            Year Ended                         Year Ended
                                        October 31,  1995                   October 31, 1994
                                    -----------------------------       --------------------------
                                      Shares            Value             Shares           Value
                                    ----------       ------------       ----------     ------------
Shares sold ......................      25,199      $   2,037,744        2,178,149    $ 214,199,679
Shares issued in payment of
 distributions to shareholders ...      48,815          3,084,153           98,531        9,503,167
Shares repurchased ...............  (3,211,688)      (239,504,860)      (3,156,985)    (301,120,111)
                                    ----------      -------------       ----------    -------------
 Net decrease ....................  (3,137,674)     $(234,382,963)        (880,305)   $ (77,417,265)
                                    ==========      =============       ==========    =============

                       See Notes to Financial Statements
39


       ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
       STATEMENT OF CASH FLOWS
       FOR THE YEAR ENDED OCTOBER 31, 1995
------------
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received .................................................................   $  12,843,590
 Operating expenses paid ...........................................................      (1,430,432)
 Net proceeds from disposition of short-term investments ...........................      32,787,896
 Purchases of portfolio securities .................................................     (53,676,590)
 Proceeds from disposition of portfolio securities and interest rate swap contracts      245,983,052
 Proceeds from principal paydowns ..................................................       8,086,339
                                                                                       -------------
  Net cash provided by operating activities ........................................     244,593,855
                                                                                       -------------
 CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from capital stock sold .................................................       2,037,744
  Payments for capital stock redeemed ..............................................    (239,504,860)
  Cash dividends paid (a) ..........................................................      (3,529,591)
  Net decrease in cash overdraft ..................................................      (3,593,696)
                                                                                       -------------
   Net cash used for financing activities ............................................    (244,590,403)
                                                                                       -------------
 Net change in cash ................................................................           3,452
 Cash at beginning of period .......................................................            --
                                                                                       -------------
 Cash at end of period .............................................................   $       3,452
                                                                                       =============
  RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS TO
  NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations .............................   $ (65,735,998)
                                                                                       -------------
  Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
    Decrease in investments in securities ..........................................     311,156,139
    Decrease in receivable for securities sold .....................................       8,481,585
    Decrease in receivables for principal paydowns .................................          21,193
    Increase in prepaid expenses ...................................................         (11,619)
    Decrease in deferred organization expenses .....................................           9,520
    Decrease in accrued expenses ...................................................        (376,035)
    Decrease in other liabilities ..................................................        (138,402)
    Decrease in interest receivable ................................................       4,839,945
    Decrease in interest rate swap contracts .......................................       1,573,361
    Decrease in payable for securities purchased ...................................     (15,225,834)
                                                                                       -------------
      Total adjustments ............................................................     310,329,853
                                                                                       -------------
        Net cash provided by operating activities ..................................   $ 244,593,855
                                                                                       =============
--------

(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $3,084,153.

                       See Notes to Financial Statements


      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      FINANCIAL HIGHLIGHTS
      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------
                                                                                           November 22, 1991
                                                                                           (commencement of
                                                         Year Ended October 31,             operations) to
                                                --------------------------------------        October 31,
                                                  1995           1994            1993            1992
                                                -------        --------        --------        --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........  $89.710        $ 99.040        $ 99.050        $100.000
                                                -------        --------        --------        --------
Income (loss) from investment operations--
 Net investment income .......................    6.049(d)        6.460           7.804           8.606
 Net realized and unrealized loss
  on investments .............................  (44.668)(d)      (9.750)         (0.004)         (0.950)
                                                -------        --------        --------        --------
   Total from investment operations ..........  (38.619)         (3.290)          7.800           7.656
                                                -------        --------        --------        --------
Less distributions--
 Distributions from net investment
  income .....................................    2.545           6.040           7.810           8.606
 Distributions from paid-in capital ..........    0.316            --              --              --
                                                -------        --------        --------        --------
   Total distributions .......................    2.861           6.040           7.810           8.606
                                                -------        --------        --------        --------
Net asset value, end of period ...............  $48.230        $ 89.710        $ 99.040        $ 99.050
                                                =======        ========        ========        ========
TOTAL RETURN .................................   (44.04)%         (3.56)%          8.14%           8.51%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .....  $28,167        $333,886        $455,802        $156,682

Ratio to average net assets--
 Expenses ....................................     1.09%           0.76%           0.76%           0.76%(a)(b)
 Net investment income .......................     8.87%           6.55%           7.61%           9.14%(a)(c)
Portfolio turnover rate ......................       45%             61%            107%            254%

------------

(a)  Annualized.
(b) Ratio of expenses to average net assets prior to expense waivers was 0.79%(a).
(c) Ratio of net investment income to average net assets prior to expense waivers was 9.11%(a).
(d)  Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements
41

     ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
     NOTES TO FINANCIAL STATEMENTS
     OCTOBER 31, 1995
------------
NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio (the "Portfolio") and Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio was structured to serve as the investment vehicle for five affiliated open-end management investment companies: Astra (formerly Pilgrim) Adjustable Rate Securities Trust I, I-A, II, III and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objectives as that of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-markers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotation and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

 B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

 C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

 D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and are amortized on a straight line basis over a period of five years.

NOTE 3--INVESTMENTS

For the year ended October 31, 1995, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $38,450,756 and $247,752,582, respectively.

On October 31, 1995, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the "33 Act") or without an exemption under the 33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At October 31, 1995 other restricted securities having a market value of $9,364,315, representing 33.2% of the Portfolio's net assets have been determined to be illiquid. On October 31, 1995, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:


      PRINCIPAL                                                               DATE(S) OF
       AMOUNT                                                                 ACQUISITION               COST
     ----------                                                             ---------------           ----------

      $1,554,415   Coast Federal Bank 1991-2 Class B-1 ..................   12/04/91 to 01/16/92      $ 1,313,968
         613,146   Paine Webber Mortgage Acceptance Corp
                    1991-1, Class B ....................................   12/05/91 to 01/01/92           610,922
      13,541,388   Ryland Mortgage Securities Corp. 1993-6A,
                    Class C-1 ..........................................         09/01/93              12,192,505
       3,350,527   Securitized Asset Sales Inc. 1993-5,
                    Class B-1 ..........................................         09/28/93               3,157,158
       5,624,635   Securitized Asset Sales Inc. 1993-8,
                    Class D ...........................................         03/04/94                5,355,368
                                                                                                      -----------
                   Total restricted securities (Market Value of
                    $9,387,076 was 33.3% of net assets at
                    October 31, 1995) .................................                               $22,629,921
                                                                                                      ===========



As of October 31, 1995 U.S. Government Securities with a value of $5,136,415 were placed in a separate account at the Custodian Bank to cover certain purchases of securities made on a delayed delivery basis.

At October 31, 1995 the Portfolio had a capital loss carryforward for Federal income tax purposes of $100,979,000 of which $221,000 expires in 2000, $3,271,000 in 2001, $15,105,000 in 2002 and $82,382,000 in 2003.

NOTE 4--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.65% of the first $500 million of average daily net assets, 0.60% on net assets from $500 million to $1 billion and 0.55% on net assets over $1 billion.

The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expenses limitations applicable to the Portfolio and Trust under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2-1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or trustees/directors of the Trusts and the Manager.

 NOTE 5--LEGAL MATTERS

Between December 1994 and May 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and Atlas Holding Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Portfolios have made no provision for any losses which may result from settlement of these complaints.

NOTE 6--SUBSEQUENT EVENT

On December 6, 1995 the Portfolio entered into contracts for the sale of three subordinated residential mortgage securities which the Valuation Committee of the Company's Board of Trustees had designated as illiquid (see Note 3). These securities were carried at fair value of $9,364,315, representing approximately 33.2% of the Portfolio's net assets, as of October 31, 1995. The total consideration received from these sales was $8,266,676 which was approximately 11.7% less than fair value as of October 31, 1995.

     REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------
To the Shareholders of Astra Institutional Adjustable Rate
Securities Portfolio and the Trustees of Astra Institutional Securities Trust San Diego, California

We have audited the statement of assets and liabilities of Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio (a series of shares of Astra (formerly Pilgrim) Institutional Securities Trust), including the portfolio of investments, as of October 31, 1995, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of three years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Institutional Adjustable Rate Securities Portfolio as of October 31, 1995, and the results of its operations and its cash flows for year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

As discussed in Note 5 to the accompanying financial statements Astra Institutional Adjustable Rate Securities Portfolio has been named as a defendant in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.

As discussed in Notes 2A and 3, the financial statements include investments in subordinated residential mortgage securities valued at $9,364,315 (representing 33.2% of net assets), which the Board of Trustees of Astra Institutional Securities Trust has determined are illiquid and whose fair value is determined under procedures approved by Astra Institutional Securities Trust's Board of Trustees, in the absence of readily ascertainable market values. We have reviewed the procedures adopted by the Board of Trustees in determining fair value and have inspected underlying documentation, and in the circumstance we believe the procedures are reasonable and the documentation of those procedures appropriate. However, because the market value of these securities can only be established by negotiation between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ significantly from the values that would have been used had a ready market for these securities existed.

                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995

     ASTRA GROUP
     FAMILY OF FUNDS
------------------
     ADJUSTABLE INCOME FUNDS
------------------
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST III
ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
ASTRA ADJUSTABLE RATE SECURITIES TRUST I
ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
ASTRA ADJUSTABLE RATE SECURITIES TRUST II
ASTRA ADJUSTABLE RATE SECURITIES TRUST III
ASTRA ADJUSTABLE RATE SECURITIES TRUST IV


     FIXED-INCOME FUNDS
------------------
ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST
ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I
ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

----------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

----------------------------------
750 B Street
Suite 2350
San Diego, CA 92101

----------------------------------

ASTRA ADJUSTABLE
RATE SECURITIES TRUSTS
I, I-A, II, III, Iv

INVESTMENT MANAGER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.

AARST 1295 4       AST 512350



                                     ASTRA
                                      ARM
                                     FUNDS

                                 ANNUAL REPORT
                                OCTOBER 31, 1995


                                ASTRA ADJUSTABLE
                             RATE SECURITIES TRUSTS
                              I, I-A, II, III, IV



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